UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-07992
MFS SERIES TRUST XI
(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)
Christopher R. Bohane
Massachusetts Financial Services Company
111 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agents for service)
Registrant's telephone number, including area code:
(617) 954-5000
Date of fiscal year end:
September 30
Date of reporting period:
September 30, 2025
ITEM 1.  REPORTS TO STOCKHOLDERS.
Item 1(a):

MFS® Mid Cap Value Fund
Class A-MVCAX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Mid Cap Value Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$98	0.97%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2025, Class A shares of the MFS Mid Cap Value Fund (fund) provided a total return of 2.37%, at net asset value. This compares with a return of 17.41% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell Midcap® Value Index, generated a return of 7.58%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, although a trade detente with China risked fraying late in the period. US tariffs remained high on goods from India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and indicated additional cuts are likely.
  In fixed income markets, global bond yields peaked in mid-January, but ended the reporting period marginally higher than the start of the period, while experiencing waves of volatility in-between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US election and the start of the trade war.
  Top contributors to performance relative to the Russell Midcap® Value Index:
    Security selection within the health care, real estate, and communication services sectors strengthened the fund's relative performance.
  Top detractors from performance relative to the Russell Midcap® Value Index:
    Security selection within the materials, financials, and energy sectors held back relative returns.
    The combination of stock selection and an underweight position in the information technology sector further weakened the fund's relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge.
Average Annual Total Returns through 9/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	2.37%	13.74%	9.90%
A with initial sales charge (5.75%)	(3.51)%	12.40%	9.25%
Comparative Benchmark(s)
Russell 3000® Index ∆	17.41%	15.74%	14.71%
Russell Midcap® Value Index ∆	7.58%	13.66%	9.96%
∆	Source: FactSet Research Systems Inc.
If the 1-year without sales charge return included adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles, the return would be 2.34%.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	17,104,022,860	Total Management Fee ($)#:	101,221,660
Total Number of Holdings:	145	Portfolio Turnover Rate (%):	24
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Equities	98.2%
Money Market Funds	1.8%
Equity sectors
Industrials	19.2%
Financials	18.4%
Consumer Discretionary	9.1%
Health Care	8.8%
Utilities	7.8%
Information Technology	7.6%
Real Estate	7.5%
Energy	6.5%
Consumer Staples	6.3%
Materials	5.6%
Communication Services	1.4%
Top ten holdings
Corning, Inc.	1.3%
Flex Ltd.	1.3%
Raymond James Financial, Inc.	1.3%
Hartford Insurance Group, Inc.	1.2%
Willis Towers Watson PLC	1.2%
Agilent Technologies, Inc.	1.1%
Allegion PLC	1.1%
Pulte Homes, Inc.	1.1%
Aptiv PLC	1.1%
PG&E Corp.	1.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MDVA-ANN

MFS® Mid Cap Value Fund
Class B-MCBVX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Mid Cap Value Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$174	1.73%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2025, Class B shares of the MFS Mid Cap Value Fund (fund) provided a total return of 1.60%, at net asset value. This compares with a return of 17.41% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell Midcap® Value Index, generated a return of 7.58%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, although a trade detente with China risked fraying late in the period. US tariffs remained high on goods from India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and indicated additional cuts are likely.
  In fixed income markets, global bond yields peaked in mid-January, but ended the reporting period marginally higher than the start of the period, while experiencing waves of volatility in-between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US election and the start of the trade war.
  Top contributors to performance relative to the Russell Midcap® Value Index:
    Security selection within the health care, real estate, and communication services sectors strengthened the fund's relative performance.
  Top detractors from performance relative to the Russell Midcap® Value Index:
    Security selection within the materials, financials, and energy sectors held back relative returns.
    The combination of stock selection and an underweight position in the information technology sector further weakened the fund's relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 9/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	1.60%	12.89%	9.08%
B with CDSC (declining over six years from 4% to 0%)×	(2.09)%	12.64%	9.08%
Comparative Benchmark(s)
Russell 3000® Index ∆	17.41%	15.74%	14.71%
Russell Midcap® Value Index ∆	7.58%	13.66%	9.96%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/b for more recent performance information.
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	17,104,022,860	Total Management Fee ($)#:	101,221,660
Total Number of Holdings:	145	Portfolio Turnover Rate (%):	24
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Equities	98.2%
Money Market Funds	1.8%
Equity sectors
Industrials	19.2%
Financials	18.4%
Consumer Discretionary	9.1%
Health Care	8.8%
Utilities	7.8%
Information Technology	7.6%
Real Estate	7.5%
Energy	6.5%
Consumer Staples	6.3%
Materials	5.6%
Communication Services	1.4%
Top ten holdings
Corning, Inc.	1.3%
Flex Ltd.	1.3%
Raymond James Financial, Inc.	1.3%
Hartford Insurance Group, Inc.	1.2%
Willis Towers Watson PLC	1.2%
Agilent Technologies, Inc.	1.1%
Allegion PLC	1.1%
Pulte Homes, Inc.	1.1%
Aptiv PLC	1.1%
PG&E Corp.	1.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MDVB-ANN

MFS® Mid Cap Value Fund
Class C-MVCCX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Mid Cap Value Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$173	1.72%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2025, Class C shares of the MFS Mid Cap Value Fund (fund) provided a total return of 1.62%, at net asset value. This compares with a return of 17.41% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell Midcap® Value Index, generated a return of 7.58%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, although a trade detente with China risked fraying late in the period. US tariffs remained high on goods from India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and indicated additional cuts are likely.
  In fixed income markets, global bond yields peaked in mid-January, but ended the reporting period marginally higher than the start of the period, while experiencing waves of volatility in-between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US election and the start of the trade war.
  Top contributors to performance relative to the Russell Midcap® Value Index:
    Security selection within the health care, real estate, and communication services sectors strengthened the fund's relative performance.
  Top detractors from performance relative to the Russell Midcap® Value Index:
    Security selection within the materials, financials, and energy sectors held back relative returns.
    The combination of stock selection and an underweight position in the information technology sector further weakened the fund's relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 9/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	1.62%	12.90%	9.08%
C with CDSC (1% for 12 months)×	0.70%	12.90%	9.08%
Comparative Benchmark(s)
Russell 3000® Index ∆	17.41%	15.74%	14.71%
Russell Midcap® Value Index ∆	7.58%	13.66%	9.96%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	17,104,022,860	Total Management Fee ($)#:	101,221,660
Total Number of Holdings:	145	Portfolio Turnover Rate (%):	24
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Equities	98.2%
Money Market Funds	1.8%
Equity sectors
Industrials	19.2%
Financials	18.4%
Consumer Discretionary	9.1%
Health Care	8.8%
Utilities	7.8%
Information Technology	7.6%
Real Estate	7.5%
Energy	6.5%
Consumer Staples	6.3%
Materials	5.6%
Communication Services	1.4%
Top ten holdings
Corning, Inc.	1.3%
Flex Ltd.	1.3%
Raymond James Financial, Inc.	1.3%
Hartford Insurance Group, Inc.	1.2%
Willis Towers Watson PLC	1.2%
Agilent Technologies, Inc.	1.1%
Allegion PLC	1.1%
Pulte Homes, Inc.	1.1%
Aptiv PLC	1.1%
PG&E Corp.	1.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MDVC-ANN

MFS® Mid Cap Value Fund
Class I-MCVIX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Mid Cap Value Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$73	0.72%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2025, Class I shares of the MFS Mid Cap Value Fund (fund) provided a total return of 2.60%, at net asset value. This compares with a return of 17.41% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell Midcap® Value Index, generated a return of 7.58%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, although a trade detente with China risked fraying late in the period. US tariffs remained high on goods from India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and indicated additional cuts are likely.
  In fixed income markets, global bond yields peaked in mid-January, but ended the reporting period marginally higher than the start of the period, while experiencing waves of volatility in-between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US election and the start of the trade war.
  Top contributors to performance relative to the Russell Midcap® Value Index:
    Security selection within the health care, real estate, and communication services sectors strengthened the fund's relative performance.
  Top detractors from performance relative to the Russell Midcap® Value Index:
    Security selection within the materials, financials, and energy sectors held back relative returns.
    The combination of stock selection and an underweight position in the information technology sector further weakened the fund's relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 9/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	2.60%	14.02%	10.18%
Comparative Benchmark(s)
Russell 3000® Index ∆	17.41%	15.74%	14.71%
Russell Midcap® Value Index ∆	7.58%	13.66%	9.96%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	17,104,022,860	Total Management Fee ($)#:	101,221,660
Total Number of Holdings:	145	Portfolio Turnover Rate (%):	24
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Equities	98.2%
Money Market Funds	1.8%
Equity sectors
Industrials	19.2%
Financials	18.4%
Consumer Discretionary	9.1%
Health Care	8.8%
Utilities	7.8%
Information Technology	7.6%
Real Estate	7.5%
Energy	6.5%
Consumer Staples	6.3%
Materials	5.6%
Communication Services	1.4%
Top ten holdings
Corning, Inc.	1.3%
Flex Ltd.	1.3%
Raymond James Financial, Inc.	1.3%
Hartford Insurance Group, Inc.	1.2%
Willis Towers Watson PLC	1.2%
Agilent Technologies, Inc.	1.1%
Allegion PLC	1.1%
Pulte Homes, Inc.	1.1%
Aptiv PLC	1.1%
PG&E Corp.	1.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MDVI-ANN

MFS® Mid Cap Value Fund
Class R1-MVCGX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Mid Cap Value Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$173	1.72%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2025, Class R1 shares of the MFS Mid Cap Value Fund (fund) provided a total return of 1.59%, at net asset value. This compares with a return of 17.41% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell Midcap® Value Index, generated a return of 7.58%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, although a trade detente with China risked fraying late in the period. US tariffs remained high on goods from India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and indicated additional cuts are likely.
  In fixed income markets, global bond yields peaked in mid-January, but ended the reporting period marginally higher than the start of the period, while experiencing waves of volatility in-between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US election and the start of the trade war.
  Top contributors to performance relative to the Russell Midcap® Value Index:
    Security selection within the health care, real estate, and communication services sectors strengthened the fund's relative performance.
  Top detractors from performance relative to the Russell Midcap® Value Index:
    Security selection within the materials, financials, and energy sectors held back relative returns.
    The combination of stock selection and an underweight position in the information technology sector further weakened the fund's relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 9/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	1.59%	12.90%	9.08%
Comparative Benchmark(s)
Russell 3000® Index ∆	17.41%	15.74%	14.71%
Russell Midcap® Value Index ∆	7.58%	13.66%	9.96%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r1 for more recent performance information.
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	17,104,022,860	Total Management Fee ($)#:	101,221,660
Total Number of Holdings:	145	Portfolio Turnover Rate (%):	24
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Equities	98.2%
Money Market Funds	1.8%
Equity sectors
Industrials	19.2%
Financials	18.4%
Consumer Discretionary	9.1%
Health Care	8.8%
Utilities	7.8%
Information Technology	7.6%
Real Estate	7.5%
Energy	6.5%
Consumer Staples	6.3%
Materials	5.6%
Communication Services	1.4%
Top ten holdings
Corning, Inc.	1.3%
Flex Ltd.	1.3%
Raymond James Financial, Inc.	1.3%
Hartford Insurance Group, Inc.	1.2%
Willis Towers Watson PLC	1.2%
Agilent Technologies, Inc.	1.1%
Allegion PLC	1.1%
Pulte Homes, Inc.	1.1%
Aptiv PLC	1.1%
PG&E Corp.	1.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MDVR1-ANN

MFS® Mid Cap Value Fund
Class R2-MCVRX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Mid Cap Value Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$123	1.22%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2025, Class R2 shares of the MFS Mid Cap Value Fund (fund) provided a total return of 2.13%, at net asset value. This compares with a return of 17.41% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell Midcap® Value Index, generated a return of 7.58%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, although a trade detente with China risked fraying late in the period. US tariffs remained high on goods from India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and indicated additional cuts are likely.
  In fixed income markets, global bond yields peaked in mid-January, but ended the reporting period marginally higher than the start of the period, while experiencing waves of volatility in-between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US election and the start of the trade war.
  Top contributors to performance relative to the Russell Midcap® Value Index:
    Security selection within the health care, real estate, and communication services sectors strengthened the fund's relative performance.
  Top detractors from performance relative to the Russell Midcap® Value Index:
    Security selection within the materials, financials, and energy sectors held back relative returns.
    The combination of stock selection and an underweight position in the information technology sector further weakened the fund's relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 9/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	2.13%	13.46%	9.63%
Comparative Benchmark(s)
Russell 3000® Index ∆	17.41%	15.74%	14.71%
Russell Midcap® Value Index ∆	7.58%	13.66%	9.96%
∆	Source: FactSet Research Systems Inc.
If the 1-year without sales charge return included adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles, the return would be 2.10%.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r2 for more recent performance information.
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	17,104,022,860	Total Management Fee ($)#:	101,221,660
Total Number of Holdings:	145	Portfolio Turnover Rate (%):	24
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Equities	98.2%
Money Market Funds	1.8%
Equity sectors
Industrials	19.2%
Financials	18.4%
Consumer Discretionary	9.1%
Health Care	8.8%
Utilities	7.8%
Information Technology	7.6%
Real Estate	7.5%
Energy	6.5%
Consumer Staples	6.3%
Materials	5.6%
Communication Services	1.4%
Top ten holdings
Corning, Inc.	1.3%
Flex Ltd.	1.3%
Raymond James Financial, Inc.	1.3%
Hartford Insurance Group, Inc.	1.2%
Willis Towers Watson PLC	1.2%
Agilent Technologies, Inc.	1.1%
Allegion PLC	1.1%
Pulte Homes, Inc.	1.1%
Aptiv PLC	1.1%
PG&E Corp.	1.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MDVR2-ANN

MFS® Mid Cap Value Fund
Class R3-MVCHX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Mid Cap Value Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$98	0.97%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2025, Class R3 shares of the MFS Mid Cap Value Fund (fund) provided a total return of 2.38%, at net asset value. This compares with a return of 17.41% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell Midcap® Value Index, generated a return of 7.58%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, although a trade detente with China risked fraying late in the period. US tariffs remained high on goods from India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and indicated additional cuts are likely.
  In fixed income markets, global bond yields peaked in mid-January, but ended the reporting period marginally higher than the start of the period, while experiencing waves of volatility in-between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US election and the start of the trade war.
  Top contributors to performance relative to the Russell Midcap® Value Index:
    Security selection within the health care, real estate, and communication services sectors strengthened the fund's relative performance.
  Top detractors from performance relative to the Russell Midcap® Value Index:
    Security selection within the materials, financials, and energy sectors held back relative returns.
    The combination of stock selection and an underweight position in the information technology sector further weakened the fund's relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 9/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	2.38%	13.74%	9.90%
Comparative Benchmark(s)
Russell 3000® Index ∆	17.41%	15.74%	14.71%
Russell Midcap® Value Index ∆	7.58%	13.66%	9.96%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r3 for more recent performance information.
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	17,104,022,860	Total Management Fee ($)#:	101,221,660
Total Number of Holdings:	145	Portfolio Turnover Rate (%):	24
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Equities	98.2%
Money Market Funds	1.8%
Equity sectors
Industrials	19.2%
Financials	18.4%
Consumer Discretionary	9.1%
Health Care	8.8%
Utilities	7.8%
Information Technology	7.6%
Real Estate	7.5%
Energy	6.5%
Consumer Staples	6.3%
Materials	5.6%
Communication Services	1.4%
Top ten holdings
Corning, Inc.	1.3%
Flex Ltd.	1.3%
Raymond James Financial, Inc.	1.3%
Hartford Insurance Group, Inc.	1.2%
Willis Towers Watson PLC	1.2%
Agilent Technologies, Inc.	1.1%
Allegion PLC	1.1%
Pulte Homes, Inc.	1.1%
Aptiv PLC	1.1%
PG&E Corp.	1.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MDVR3-ANN

MFS® Mid Cap Value Fund
Class R4-MVCJX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Mid Cap Value Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$73	0.72%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2025, Class R4 shares of the MFS Mid Cap Value Fund (fund) provided a total return of 2.60%, at net asset value. This compares with a return of 17.41% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell Midcap® Value Index, generated a return of 7.58%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, although a trade detente with China risked fraying late in the period. US tariffs remained high on goods from India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and indicated additional cuts are likely.
  In fixed income markets, global bond yields peaked in mid-January, but ended the reporting period marginally higher than the start of the period, while experiencing waves of volatility in-between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US election and the start of the trade war.
  Top contributors to performance relative to the Russell Midcap® Value Index:
    Security selection within the health care, real estate, and communication services sectors strengthened the fund's relative performance.
  Top detractors from performance relative to the Russell Midcap® Value Index:
    Security selection within the materials, financials, and energy sectors held back relative returns.
    The combination of stock selection and an underweight position in the information technology sector further weakened the fund's relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 9/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	2.60%	14.02%	10.17%
Comparative Benchmark(s)
Russell 3000® Index ∆	17.41%	15.74%	14.71%
Russell Midcap® Value Index ∆	7.58%	13.66%	9.96%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r4 for more recent performance information.
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	17,104,022,860	Total Management Fee ($)#:	101,221,660
Total Number of Holdings:	145	Portfolio Turnover Rate (%):	24
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Equities	98.2%
Money Market Funds	1.8%
Equity sectors
Industrials	19.2%
Financials	18.4%
Consumer Discretionary	9.1%
Health Care	8.8%
Utilities	7.8%
Information Technology	7.6%
Real Estate	7.5%
Energy	6.5%
Consumer Staples	6.3%
Materials	5.6%
Communication Services	1.4%
Top ten holdings
Corning, Inc.	1.3%
Flex Ltd.	1.3%
Raymond James Financial, Inc.	1.3%
Hartford Insurance Group, Inc.	1.2%
Willis Towers Watson PLC	1.2%
Agilent Technologies, Inc.	1.1%
Allegion PLC	1.1%
Pulte Homes, Inc.	1.1%
Aptiv PLC	1.1%
PG&E Corp.	1.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MDVR4-ANN

MFS® Mid Cap Value Fund
Class R6-MVCKX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Mid Cap Value Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$62	0.61%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2025, Class R6 shares of the MFS Mid Cap Value Fund (fund) provided a total return of 2.74%, at net asset value. This compares with a return of 17.41% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell Midcap® Value Index, generated a return of 7.58%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, although a trade detente with China risked fraying late in the period. US tariffs remained high on goods from India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and indicated additional cuts are likely.
  In fixed income markets, global bond yields peaked in mid-January, but ended the reporting period marginally higher than the start of the period, while experiencing waves of volatility in-between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US election and the start of the trade war.
  Top contributors to performance relative to the Russell Midcap® Value Index:
    Security selection within the health care, real estate, and communication services sectors strengthened the fund's relative performance.
  Top detractors from performance relative to the Russell Midcap® Value Index:
    Security selection within the materials, financials, and energy sectors held back relative returns.
    The combination of stock selection and an underweight position in the information technology sector further weakened the fund's relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 9/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	2.74%	14.17%	10.32%
Comparative Benchmark(s)
Russell 3000® Index ∆	17.41%	15.74%	14.71%
Russell Midcap® Value Index ∆	7.58%	13.66%	9.96%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	17,104,022,860	Total Management Fee ($)#:	101,221,660
Total Number of Holdings:	145	Portfolio Turnover Rate (%):	24
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Equities	98.2%
Money Market Funds	1.8%
Equity sectors
Industrials	19.2%
Financials	18.4%
Consumer Discretionary	9.1%
Health Care	8.8%
Utilities	7.8%
Information Technology	7.6%
Real Estate	7.5%
Energy	6.5%
Consumer Staples	6.3%
Materials	5.6%
Communication Services	1.4%
Top ten holdings
Corning, Inc.	1.3%
Flex Ltd.	1.3%
Raymond James Financial, Inc.	1.3%
Hartford Insurance Group, Inc.	1.2%
Willis Towers Watson PLC	1.2%
Agilent Technologies, Inc.	1.1%
Allegion PLC	1.1%
Pulte Homes, Inc.	1.1%
Aptiv PLC	1.1%
PG&E Corp.	1.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MDVR6-ANN

MFS® Blended Research®
Core Equity Fund
Class A-MUEAX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research Core Equity Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$80	0.74%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2025, Class A shares of the MFS Blended Research Core Equity Fund (fund) provided a total return of 16.76%, at net asset value. This compares with a return of 17.60% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, although a trade detente with China risked fraying late in the period. US tariffs remained high on goods from India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and indicated additional cuts are likely.
  In fixed income markets, global bond yields peaked in mid-January, but ended the reporting period marginally higher than the start of the period, while experiencing waves of volatility in-between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US election and the start of the trade war.
  Top contributors to performance relative to the Standard & Poor’s 500 Stock Index:
    Security selection within both the health care and financials sectors benefited the fund's relative performance.
  Top detractors from performance relative to the Standard & Poor’s 500 Stock Index:
    Security selection within the utilities, consumer discretionary, information technology, and industrials sectors held back the fund's relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge.
Average Annual Total Returns through 9/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	16.76%	17.10%	14.01%
A with initial sales charge (5.75%)	10.04%	15.72%	13.33%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	17.60%	16.47%	15.30%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	1,688,494,386	Total Management Fee ($)#:	5,685,751
Total Number of Holdings:	109	Portfolio Turnover Rate (%):	47
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Equity sectors
Information Technology	33.9%
Financials	14.0%
Consumer Discretionary	10.1%
Communication Services	10.1%
Health Care	9.9%
Industrials	7.8%
Consumer Staples	4.6%
Utilities	3.0%
Energy	2.9%
Real Estate	1.8%
Materials	1.4%
Top ten holdings
NVIDIA Corp.	8.8%
Microsoft Corp.	6.5%
Apple, Inc.	6.3%
Amazon.com, Inc.	4.4%
Meta Platforms, Inc., "A"	3.8%
Johnson & Johnson	2.2%
Broadcom, Inc.	2.1%
Lam Research Corp.	2.0%
Visa, Inc., "A"	2.0%
AbbVie, Inc.	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
UNEA-ANN

MFS® Blended Research®
Core Equity Fund
Class B-MUSBX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research Core Equity Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$161	1.49%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2025, Class B shares of the MFS Blended Research Core Equity Fund (fund) provided a total return of 15.90%, at net asset value. This compares with a return of 17.60% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, although a trade detente with China risked fraying late in the period. US tariffs remained high on goods from India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and indicated additional cuts are likely.
  In fixed income markets, global bond yields peaked in mid-January, but ended the reporting period marginally higher than the start of the period, while experiencing waves of volatility in-between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US election and the start of the trade war.
  Top contributors to performance relative to the Standard & Poor’s 500 Stock Index:
    Security selection within both the health care and financials sectors benefited the fund's relative performance.
  Top detractors from performance relative to the Standard & Poor’s 500 Stock Index:
    Security selection within the utilities, consumer discretionary, information technology, and industrials sectors held back the fund's relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 9/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	15.90%	16.23%	13.15%
B with CDSC (declining over six years from 4% to 0%)×	11.90%	16.01%	13.15%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	17.60%	16.47%	15.30%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/b for more recent performance information.
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	1,688,494,386	Total Management Fee ($)#:	5,685,751
Total Number of Holdings:	109	Portfolio Turnover Rate (%):	47
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Equity sectors
Information Technology	33.9%
Financials	14.0%
Consumer Discretionary	10.1%
Communication Services	10.1%
Health Care	9.9%
Industrials	7.8%
Consumer Staples	4.6%
Utilities	3.0%
Energy	2.9%
Real Estate	1.8%
Materials	1.4%
Top ten holdings
NVIDIA Corp.	8.8%
Microsoft Corp.	6.5%
Apple, Inc.	6.3%
Amazon.com, Inc.	4.4%
Meta Platforms, Inc., "A"	3.8%
Johnson & Johnson	2.2%
Broadcom, Inc.	2.1%
Lam Research Corp.	2.0%
Visa, Inc., "A"	2.0%
AbbVie, Inc.	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
UNEB-ANN

MFS® Blended Research®
Core Equity Fund
Class C-MUECX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research Core Equity Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$161	1.49%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2025, Class C shares of the MFS Blended Research Core Equity Fund (fund) provided a total return of 15.87%, at net asset value. This compares with a return of 17.60% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, although a trade detente with China risked fraying late in the period. US tariffs remained high on goods from India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and indicated additional cuts are likely.
  In fixed income markets, global bond yields peaked in mid-January, but ended the reporting period marginally higher than the start of the period, while experiencing waves of volatility in-between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US election and the start of the trade war.
  Top contributors to performance relative to the Standard & Poor’s 500 Stock Index:
    Security selection within both the health care and financials sectors benefited the fund's relative performance.
  Top detractors from performance relative to the Standard & Poor’s 500 Stock Index:
    Security selection within the utilities, consumer discretionary, information technology, and industrials sectors held back the fund's relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 9/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	15.87%	16.23%	13.15%
C with CDSC (1% for 12 months)×	14.87%	16.23%	13.15%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	17.60%	16.47%	15.30%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	1,688,494,386	Total Management Fee ($)#:	5,685,751
Total Number of Holdings:	109	Portfolio Turnover Rate (%):	47
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Equity sectors
Information Technology	33.9%
Financials	14.0%
Consumer Discretionary	10.1%
Communication Services	10.1%
Health Care	9.9%
Industrials	7.8%
Consumer Staples	4.6%
Utilities	3.0%
Energy	2.9%
Real Estate	1.8%
Materials	1.4%
Top ten holdings
NVIDIA Corp.	8.8%
Microsoft Corp.	6.5%
Apple, Inc.	6.3%
Amazon.com, Inc.	4.4%
Meta Platforms, Inc., "A"	3.8%
Johnson & Johnson	2.2%
Broadcom, Inc.	2.1%
Lam Research Corp.	2.0%
Visa, Inc., "A"	2.0%
AbbVie, Inc.	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
UNEC-ANN

MFS® Blended Research®
Core Equity Fund
Class I-MUSEX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research Core Equity Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$53	0.49%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2025, Class I shares of the MFS Blended Research Core Equity Fund (fund) provided a total return of 17.05%, at net asset value. This compares with a return of 17.60% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, although a trade detente with China risked fraying late in the period. US tariffs remained high on goods from India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and indicated additional cuts are likely.
  In fixed income markets, global bond yields peaked in mid-January, but ended the reporting period marginally higher than the start of the period, while experiencing waves of volatility in-between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US election and the start of the trade war.
  Top contributors to performance relative to the Standard & Poor’s 500 Stock Index:
    Security selection within both the health care and financials sectors benefited the fund's relative performance.
  Top detractors from performance relative to the Standard & Poor’s 500 Stock Index:
    Security selection within the utilities, consumer discretionary, information technology, and industrials sectors held back the fund's relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 9/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	17.05%	17.40%	14.29%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	17.60%	16.47%	15.30%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	1,688,494,386	Total Management Fee ($)#:	5,685,751
Total Number of Holdings:	109	Portfolio Turnover Rate (%):	47
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Equity sectors
Information Technology	33.9%
Financials	14.0%
Consumer Discretionary	10.1%
Communication Services	10.1%
Health Care	9.9%
Industrials	7.8%
Consumer Staples	4.6%
Utilities	3.0%
Energy	2.9%
Real Estate	1.8%
Materials	1.4%
Top ten holdings
NVIDIA Corp.	8.8%
Microsoft Corp.	6.5%
Apple, Inc.	6.3%
Amazon.com, Inc.	4.4%
Meta Platforms, Inc., "A"	3.8%
Johnson & Johnson	2.2%
Broadcom, Inc.	2.1%
Lam Research Corp.	2.0%
Visa, Inc., "A"	2.0%
AbbVie, Inc.	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
UNEI-ANN

MFS® Blended Research®
Core Equity Fund
Class R1-MUERX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research Core Equity Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$161	1.49%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2025, Class R1 shares of the MFS Blended Research Core Equity Fund (fund) provided a total return of 15.89%, at net asset value. This compares with a return of 17.60% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, although a trade detente with China risked fraying late in the period. US tariffs remained high on goods from India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and indicated additional cuts are likely.
  In fixed income markets, global bond yields peaked in mid-January, but ended the reporting period marginally higher than the start of the period, while experiencing waves of volatility in-between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US election and the start of the trade war.
  Top contributors to performance relative to the Standard & Poor’s 500 Stock Index:
    Security selection within both the health care and financials sectors benefited the fund's relative performance.
  Top detractors from performance relative to the Standard & Poor’s 500 Stock Index:
    Security selection within the utilities, consumer discretionary, information technology, and industrials sectors held back the fund's relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 9/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	15.89%	16.23%	13.13%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	17.60%	16.47%	15.30%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r1 for more recent performance information.
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	1,688,494,386	Total Management Fee ($)#:	5,685,751
Total Number of Holdings:	109	Portfolio Turnover Rate (%):	47
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Equity sectors
Information Technology	33.9%
Financials	14.0%
Consumer Discretionary	10.1%
Communication Services	10.1%
Health Care	9.9%
Industrials	7.8%
Consumer Staples	4.6%
Utilities	3.0%
Energy	2.9%
Real Estate	1.8%
Materials	1.4%
Top ten holdings
NVIDIA Corp.	8.8%
Microsoft Corp.	6.5%
Apple, Inc.	6.3%
Amazon.com, Inc.	4.4%
Meta Platforms, Inc., "A"	3.8%
Johnson & Johnson	2.2%
Broadcom, Inc.	2.1%
Lam Research Corp.	2.0%
Visa, Inc., "A"	2.0%
AbbVie, Inc.	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
UNER1-ANN

MFS® Blended Research®
Core Equity Fund
Class R2-MUESX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research Core Equity Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$107	0.99%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2025, Class R2 shares of the MFS Blended Research Core Equity Fund (fund) provided a total return of 16.46%, at net asset value. This compares with a return of 17.60% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, although a trade detente with China risked fraying late in the period. US tariffs remained high on goods from India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and indicated additional cuts are likely.
  In fixed income markets, global bond yields peaked in mid-January, but ended the reporting period marginally higher than the start of the period, while experiencing waves of volatility in-between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US election and the start of the trade war.
  Top contributors to performance relative to the Standard & Poor’s 500 Stock Index:
    Security selection within both the health care and financials sectors benefited the fund's relative performance.
  Top detractors from performance relative to the Standard & Poor’s 500 Stock Index:
    Security selection within the utilities, consumer discretionary, information technology, and industrials sectors held back the fund's relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 9/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	16.46%	16.81%	13.72%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	17.60%	16.47%	15.30%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r2 for more recent performance information.
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	1,688,494,386	Total Management Fee ($)#:	5,685,751
Total Number of Holdings:	109	Portfolio Turnover Rate (%):	47
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Equity sectors
Information Technology	33.9%
Financials	14.0%
Consumer Discretionary	10.1%
Communication Services	10.1%
Health Care	9.9%
Industrials	7.8%
Consumer Staples	4.6%
Utilities	3.0%
Energy	2.9%
Real Estate	1.8%
Materials	1.4%
Top ten holdings
NVIDIA Corp.	8.8%
Microsoft Corp.	6.5%
Apple, Inc.	6.3%
Amazon.com, Inc.	4.4%
Meta Platforms, Inc., "A"	3.8%
Johnson & Johnson	2.2%
Broadcom, Inc.	2.1%
Lam Research Corp.	2.0%
Visa, Inc., "A"	2.0%
AbbVie, Inc.	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
UNER2-ANN

MFS® Blended Research®
Core Equity Fund
Class R3-MUETX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research Core Equity Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$80	0.74%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2025, Class R3 shares of the MFS Blended Research Core Equity Fund (fund) provided a total return of 16.77%, at net asset value. This compares with a return of 17.60% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, although a trade detente with China risked fraying late in the period. US tariffs remained high on goods from India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and indicated additional cuts are likely.
  In fixed income markets, global bond yields peaked in mid-January, but ended the reporting period marginally higher than the start of the period, while experiencing waves of volatility in-between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US election and the start of the trade war.
  Top contributors to performance relative to the Standard & Poor’s 500 Stock Index:
    Security selection within both the health care and financials sectors benefited the fund's relative performance.
  Top detractors from performance relative to the Standard & Poor’s 500 Stock Index:
    Security selection within the utilities, consumer discretionary, information technology, and industrials sectors held back the fund's relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 9/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	16.77%	17.11%	14.01%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	17.60%	16.47%	15.30%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r3 for more recent performance information.
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	1,688,494,386	Total Management Fee ($)#:	5,685,751
Total Number of Holdings:	109	Portfolio Turnover Rate (%):	47
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Equity sectors
Information Technology	33.9%
Financials	14.0%
Consumer Discretionary	10.1%
Communication Services	10.1%
Health Care	9.9%
Industrials	7.8%
Consumer Staples	4.6%
Utilities	3.0%
Energy	2.9%
Real Estate	1.8%
Materials	1.4%
Top ten holdings
NVIDIA Corp.	8.8%
Microsoft Corp.	6.5%
Apple, Inc.	6.3%
Amazon.com, Inc.	4.4%
Meta Platforms, Inc., "A"	3.8%
Johnson & Johnson	2.2%
Broadcom, Inc.	2.1%
Lam Research Corp.	2.0%
Visa, Inc., "A"	2.0%
AbbVie, Inc.	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
UNER3-ANN

MFS® Blended Research®
Core Equity Fund
Class R4-MUEUX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research Core Equity Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$53	0.49%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2025, Class R4 shares of the MFS Blended Research Core Equity Fund (fund) provided a total return of 17.03%, at net asset value. This compares with a return of 17.60% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, although a trade detente with China risked fraying late in the period. US tariffs remained high on goods from India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and indicated additional cuts are likely.
  In fixed income markets, global bond yields peaked in mid-January, but ended the reporting period marginally higher than the start of the period, while experiencing waves of volatility in-between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US election and the start of the trade war.
  Top contributors to performance relative to the Standard & Poor’s 500 Stock Index:
    Security selection within both the health care and financials sectors benefited the fund's relative performance.
  Top detractors from performance relative to the Standard & Poor’s 500 Stock Index:
    Security selection within the utilities, consumer discretionary, information technology, and industrials sectors held back the fund's relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 9/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	17.03%	17.40%	14.29%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	17.60%	16.47%	15.30%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r4 for more recent performance information.
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	1,688,494,386	Total Management Fee ($)#:	5,685,751
Total Number of Holdings:	109	Portfolio Turnover Rate (%):	47
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Equity sectors
Information Technology	33.9%
Financials	14.0%
Consumer Discretionary	10.1%
Communication Services	10.1%
Health Care	9.9%
Industrials	7.8%
Consumer Staples	4.6%
Utilities	3.0%
Energy	2.9%
Real Estate	1.8%
Materials	1.4%
Top ten holdings
NVIDIA Corp.	8.8%
Microsoft Corp.	6.5%
Apple, Inc.	6.3%
Amazon.com, Inc.	4.4%
Meta Platforms, Inc., "A"	3.8%
Johnson & Johnson	2.2%
Broadcom, Inc.	2.1%
Lam Research Corp.	2.0%
Visa, Inc., "A"	2.0%
AbbVie, Inc.	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
UNER4-ANN

MFS® Blended Research®
Core Equity Fund
Class R6-MUEVX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research Core Equity Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$42	0.39%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2025, Class R6 shares of the MFS Blended Research Core Equity Fund (fund) provided a total return of 17.17%, at net asset value. This compares with a return of 17.60% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, although a trade detente with China risked fraying late in the period. US tariffs remained high on goods from India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and indicated additional cuts are likely.
  In fixed income markets, global bond yields peaked in mid-January, but ended the reporting period marginally higher than the start of the period, while experiencing waves of volatility in-between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US election and the start of the trade war.
  Top contributors to performance relative to the Standard & Poor’s 500 Stock Index:
    Security selection within both the health care and financials sectors benefited the fund's relative performance.
  Top detractors from performance relative to the Standard & Poor’s 500 Stock Index:
    Security selection within the utilities, consumer discretionary, information technology, and industrials sectors held back the fund's relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 9/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	17.17%	17.51%	14.41%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	17.60%	16.47%	15.30%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	1,688,494,386	Total Management Fee ($)#:	5,685,751
Total Number of Holdings:	109	Portfolio Turnover Rate (%):	47
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Equity sectors
Information Technology	33.9%
Financials	14.0%
Consumer Discretionary	10.1%
Communication Services	10.1%
Health Care	9.9%
Industrials	7.8%
Consumer Staples	4.6%
Utilities	3.0%
Energy	2.9%
Real Estate	1.8%
Materials	1.4%
Top ten holdings
NVIDIA Corp.	8.8%
Microsoft Corp.	6.5%
Apple, Inc.	6.3%
Amazon.com, Inc.	4.4%
Meta Platforms, Inc., "A"	3.8%
Johnson & Johnson	2.2%
Broadcom, Inc.	2.1%
Lam Research Corp.	2.0%
Visa, Inc., "A"	2.0%
AbbVie, Inc.	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
UNER6-ANN

Item 1(b):

Not applicable.

ITEM 2.  CODE OF ETHICS.

The Registrant has adopted a Code of Ethics (the “Code”) pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant’s principal executive officer and principal financial and accounting officer. During the period covered by this report, the Registrant has not amended any provision in the Code that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code. A copy of the Code is attached hereto as EX-99.COE.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Messrs. Steven E. Buller, Clarence Otis, Jr., and Darrell A. Williams, members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of “audit committee financial expert” as such term is defined in Form N-CSR. In addition, Messrs. Buller, Otis, and Williams are “independent” members of the Audit Committee (as such term has been defined by the Securities and Exchange Commission in regulations implementing Section 407 of the Sarbanes-Oxley Act of 2002). The Securities and Exchange Commission has stated that the designation of a person as an audit committee financial expert pursuant to this Item 3 on the Form N-CSR does not impose on such a person any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Items 4(a) through 4(d) and 4(g):

The Board of Trustees has appointed Deloitte & Touche LLP (“Deloitte”) to serve as independent accountants to certain series of the Registrant and Ernst & Young LLP (“E&Y”) to serve in the same capacity to certain other series of the Registrant (each a "Fund" and collectively the "Funds"). The tables below set forth the audit fees billed to each Fund as well as fees for non-audit services provided to each Fund and/or to each Fund's investment adviser, Massachusetts Financial Services Company (“MFS”), and to various entities either controlling, controlled by, or under common control with MFS that provide ongoing services to the Funds (“MFS Related Entities”).

For the fiscal years ended September 30, 2025 and 2024, audit fees billed to each Fund by Deloitte and E&Y were as follows:

Fees billed by Deloitte:		Audit Fees
	2025	2024
MFS Blended Research Core Equity Fund	58,567	56,237

Fees billed by E&Y:		Audit Fees
	2025	2024
MFS Mid Cap Value Fund	39,361	34,900

For the fiscal years ended September 30, 2025 and 2024, fees billed by Deloitte and E&Y for audit-related, tax and other services provided to each Fund and for audit-related, tax and other services provided to MFS and MFS Related Entities were as follows:

Fees billed by Deloitte:	Audit-Related Fees1		Tax Fees2		All Other Fees3
	2025	2024	2025	2024	2025	2024
To MFS Blended Research	0	0	0	0	0	0
Core Equity Fund

Fees billed by Deloitte:	Audit-Related Fees1		Tax Fees2		All Other Fees3
	2025	2024	2025	2024	2025	2024
To MFS and MFS Related
Entities of MFS Blended	0	0	0	0	452,513	0
Research Core Equity Fund*

Fees Billed by Deloitte			Aggregate Fees for Non-audit Services
			2025		20245
To MFS Blended Research Core Equity Fund,
MFS and MFS Related Entities#			470,440		17,927

Fees billed by E&Y:	Audit-Related Fees1		Tax Fees2		All Other Fees4
	2025	2024	2025	2024	2025	2024
To MFS Mid Cap Value Fund	0	0	632	267	0	0

Fees billed by E&Y:	Audit-Related Fees1		Tax Fees2		All Other Fees4
	2025	2024	2025	2024	2025	2024
To MFS and MFS Related
Entities of MFS Mid Cap	0	0	0	0	245,568	3,600
Value Fund*

Fees billed by E&Y:			Aggregate Fees for Non-audit Services
			2025		2024
To MFS Mid Cap Value Fund, MFS and			490,251		319,807
MFS Related Entities#

*This amount reflects the fees billed to MFS and MFS Related Entities for non-audit services relating directly to the operations and financial reporting of the Funds (portions of which services also related to the operations and financial reporting of other funds within the MFS Funds complex).

# This amount reflects the aggregate fees billed by Deloitte or E&Y for non-audit services rendered to the Funds and for non-audit services rendered to MFS and the MFS Related Entities.

1 The fees included under “Audit-Related Fees” are fees related to assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but not reported under ‘‘Audit Fees,’’ including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters and internal control reviews.

2 The fees included under “Tax Fees” are fees associated with tax compliance, tax advice and tax planning, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews and tax distribution and analysis.

3 The fees included under “All Other Fees” are fees for products and services provided by Deloitte other than those reported under “Audit Fees,” “Audit-Related Fees” and “Tax Fees”.

4 The fees included under “All Other Fees” are fees for products and services provided by E&Y other than those reported under “Audit Fees,” “Audit-Related Fees” and “Tax Fees”.

5 Certain fees reported in 2024 have been restated in this filing from those reported in the Registrant’s filing for the reporting period ended September 30, 2024.

Item 4(e)(1):

Set forth below are the policies and procedures established by the Audit Committee of the Board of Trustees relating to the pre-approval of audit and non-audit related services:

To the extent required by applicable law, pre-approval by the Audit Committee of the Board is needed for all audit and permissible non-audit services rendered to the Fund and all permissible non-audit services rendered to MFS or MFS Related Entities if the services relate directly to the operations and financial reporting of the Registrant. Pre- approval is currently on an engagement-by-engagement basis. In the event pre-approval of such services is necessary between regular meetings of the Audit Committee and it is not practical to wait to seek pre-approval at the next regular meeting of the Audit Committee, pre-approval of such services may be referred to the Chair of the Audit Committee for approval; provided that the Chair may not pre-approve any individual engagement for such services exceeding $50,000 or multiple engagements for such services in the aggregate exceeding $100,000 in each period between regular meetings of the Audit Committee. Any engagement pre-approved by the Chair between regular meetings of the Audit Committee shall be presented for ratification by the entire Audit Committee at its next regularly scheduled meeting.

Item 4(e)(2):

None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund and MFS and MFS Related Entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

Item 4(f):

Not applicable.

Item 4(h):

The Registrant’s Audit Committee has considered whether the provision by a Registrant’s independent registered public accounting firm of non-audit services to MFS and MFS Related Entities that were not pre-approved by the Committee (because such services did not relate directly to the operations and financial reporting of the Registrant) was compatible with maintaining the independence of the independent registered public accounting firm as the Registrant’s principal auditors.

Item 4(i):

Not applicable.

Item 4(j):

Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.  INVESTMENTS

A schedule of investments for each series covered by this Form N-CSR is included in the financial statements of such series under Item 7 of this Form N-CSR.

MFS Blended Research Core Equity Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Blended Research Core Equity Fund
Portfolio of Investments − 9/30/25
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 99.6%
Aerospace & Defense – 2.2%
Curtiss-Wright Corp.	9,010	$4,891,890
General Electric Co.	72,676	21,862,394
Leidos Holdings, Inc.	54,572	10,311,925
		$37,066,209
Automotive – 1.2%
Aptiv PLC (a)	72,426	$6,244,570
Tesla, Inc. (a)	33,015	14,682,431
		$20,927,001
Broadcasting – 2.7%
Netflix, Inc. (a)	20,649	$24,756,499
Spotify Technology S.A. (a)	29,709	20,736,882
		$45,493,381
Brokerage & Asset Managers – 1.7%
Citigroup, Inc.	257,683	$26,154,825
Raymond James Financial, Inc.	10,409	1,796,593
		$27,951,418
Business Services – 1.7%
Dropbox, Inc. (a)	243,706	$7,362,358
GoDaddy, Inc. (a)	27,356	3,743,121
Verisk Analytics, Inc., “A”	68,052	17,115,759
		$28,221,238
Chemicals – 0.3%
Eastman Chemical Co.	68,691	$4,330,968
Computer Software – 10.5%
Guidewire Software, Inc. (a)	33,360	$7,668,130
Microsoft Corp.	212,356	109,989,790
Okta, Inc. (a)	149,288	13,689,710
Palantir Technologies, Inc. (a)	14,667	2,675,554
Salesforce, Inc.	80,973	19,190,601
ServiceNow, Inc. (a)	15,696	14,444,715
VeriSign, Inc.	5,992	1,675,183
Zoom Communications, Inc. (a)	89,551	7,387,957
		$176,721,640
Computer Software - Systems – 7.7%
Apple, Inc.	420,901	$107,174,021
Arista Networks, Inc. (a)	155,387	22,641,440
		$129,815,461
UNEFS-ANN
1

MFS Blended Research Core Equity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 0.6%
Builders FirstSource, Inc. (a)	11,537	$1,398,861
CRH PLC	50,549	6,060,825
Mohawk Industries, Inc. (a)	16,408	2,115,320
		$9,575,006
Consumer Products – 1.3%
Colgate-Palmolive Co.	128,750	$10,292,275
Kimberly-Clark Corp.	97,417	12,112,830
		$22,405,105
Consumer Services – 1.0%
Booking Holdings, Inc.	3,218	$17,374,851
Electrical Equipment – 0.8%
Amphenol Corp., “A”	34,645	$4,287,319
Eaton Corp. PLC	25,546	9,560,590
		$13,847,909
Electronics – 13.7%
Broadcom, Inc.	109,270	$36,049,266
KLA Corp.	10,261	11,067,514
Lam Research Corp.	256,335	34,323,256
NVIDIA Corp.	801,377	149,520,921
		$230,960,957
Energy - Independent – 1.7%
ConocoPhillips	18,456	$1,745,753
EOG Resources, Inc.	87,255	9,783,031
Phillips 66	124,109	16,881,306
		$28,410,090
Energy - Integrated – 0.1%
Exxon Mobil Corp.	11,184	$1,260,996
Energy - Renewables – 0.5%
GE Vernova, Inc.	14,148	$8,699,605
Food & Beverages – 0.8%
General Mills, Inc.	62,544	$3,153,468
Ingredion, Inc.	15,285	1,866,451
Mondelez International, Inc.	87,734	5,480,743
Monster Worldwide, Inc. (a)	31,234	2,102,361
PepsiCo, Inc.	8,222	1,154,698
		$13,757,721
Gaming & Lodging – 0.3%
Viking Holdings Ltd. (a)	85,734	$5,329,225
General Merchandise – 0.6%
Dollar General Corp.	98,740	$10,204,779
2

MFS Blended Research Core Equity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Health Maintenance Organizations – 1.5%
Cigna Group	73,857	$21,289,280
Humana, Inc.	16,122	4,194,461
		$25,483,741
Insurance – 4.1%
Ameriprise Financial, Inc.	45,115	$22,162,744
Berkshire Hathaway, Inc., “B” (a)	21,362	10,739,532
Chubb Ltd.	11,238	3,171,925
Corebridge Financial, Inc.	175,944	5,639,005
Equitable Holdings, Inc.	288,826	14,666,584
Everest Group Ltd.	3,959	1,386,561
Hartford Insurance Group, Inc.	59,190	7,895,354
Principal Financial Group, Inc.	35,542	2,946,787
		$68,608,492
Interactive Media Services – 7.2%
Alphabet, Inc., “A”	137,776	$33,493,346
Alphabet, Inc., “C”	99,073	24,129,229
Meta Platforms, Inc., “A”	87,626	64,350,782
		$121,973,357
Leisure & Toys – 0.2%
Roblox Corp., “A” (a)	30,017	$4,157,955
Machinery & Tools – 3.0%
AGCO Corp.	64,069	$6,859,868
Caterpillar, Inc.	7,224	3,446,932
CNH Industrial N.V.	564,545	6,125,313
Deere & Co.	26,184	11,972,896
Trane Technologies PLC	4,644	1,959,582
Wabtec Corp.	103,117	20,671,865
		$51,036,456
Major Banks – 1.5%
JPMorgan Chase & Co.	22,520	$7,103,484
Wells Fargo & Co.	225,971	18,940,889
		$26,044,373
Medical & Health Technology & Services – 1.7%
IQVIA Holdings, Inc. (a)	7,196	$1,366,808
McKesson Corp.	32,786	25,328,497
Ventas, Inc., REIT	39,485	2,763,555
		$29,458,860
Medical Equipment – 0.9%
Align Technology, Inc. (a)	19,742	$2,472,093
Boston Scientific Corp. (a)	43,030	4,201,019
Medtronic PLC	86,454	8,233,879
		$14,906,991
3

MFS Blended Research Core Equity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Natural Gas - Distribution – 0.4%
Atmos Energy Corp.	26,752	$4,567,904
UGI Corp.	88,393	2,939,951
		$7,507,855
Network & Telecom – 1.1%
Qualcomm, Inc.	113,257	$18,841,435
Oil Services – 1.2%
TechnipFMC PLC	494,319	$19,500,885
Other Banks & Diversified Financials – 6.7%
American Express Co.	27,631	$9,177,913
Mastercard, Inc., “A”	42,008	23,894,570
Northern Trust Corp.	189,913	25,562,290
Popular, Inc.	138,673	17,612,858
Synchrony Financial	36,952	2,625,440
Visa, Inc., “A”	99,641	34,015,444
		$112,888,515
Pharmaceuticals – 5.9%
AbbVie, Inc.	146,165	$33,843,044
Eli Lilly & Co.	2,249	1,715,987
Johnson & Johnson	196,719	36,475,637
Organon & Co.	117,720	1,257,250
Pfizer, Inc.	607,680	15,483,686
Vertex Pharmaceuticals, Inc. (a)	27,346	10,709,787
		$99,485,391
Railroad & Shipping – 0.4%
CSX Corp.	171,483	$6,089,361
Real Estate – 1.0%
Essential Properties Realty Trust, REIT	44,915	$1,336,670
Jones Lang LaSalle, Inc. (a)	17,400	5,190,072
W.P. Carey, Inc., REIT	165,957	11,213,715
		$17,740,457
Real Estate - Office – 0.5%
Cousins Properties, Inc., REIT	273,282	$7,908,781
Restaurants – 1.1%
Aramark	488,798	$18,769,843
Specialty Chemicals – 0.7%
RPM International, Inc.	105,060	$12,384,473
Specialty Stores – 6.4%
Amazon.com, Inc. (a)	335,134	$73,585,372
Home Depot, Inc.	17,561	7,115,542
O'Reilly Automotive, Inc. (a)	239,951	25,869,117
Tapestry, Inc.	16,908	1,914,324
		$108,484,355
4

MFS Blended Research Core Equity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Telecom - Infrastructure – 0.2%
American Tower Corp., REIT	18,716	$3,599,461
Tobacco – 1.9%
Altria Group, Inc.	338,549	$22,364,547
Philip Morris International, Inc.	55,610	9,019,942
		$31,384,489
Utilities - Electric Power – 2.6%
Edison International	247,865	$13,701,977
NextEra Energy, Inc.	165,214	12,472,005
PG&E Corp.	1,173,661	17,698,808
		$43,872,790
Total Common Stocks (Identified Cost, $975,533,290)		$1,682,481,876
Mutual Funds (h) – 0.5%
Money Market Funds – 0.5%
MFS Institutional Money Market Portfolio, 4.19% (v) (Identified Cost, $7,621,286)	7,621,211	$7,621,973
Other Assets, Less Liabilities – (0.1)%		(1,609,463)
Net Assets – 100.0%		$1,688,494,386

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $7,621,973 and
$1,682,481,876, respectively.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See Notes to Financial Statements
5

MFS Blended Research Core Equity Fund
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 9/30/25 Assets
Investments in unaffiliated issuers, at value (identified cost, $975,533,290)	$1,682,481,876
Investments in affiliated issuers, at value (identified cost, $7,621,286)	7,621,973
Cash	4,366
Receivables for
Fund shares sold	941,407
Dividends	1,434,797
Receivable from investment adviser	22,507
Other assets	420
Total assets	$1,692,507,346
Liabilities
Payables for
Fund shares reacquired	$3,503,677
Payable to affiliates
Administrative services fee	1,226
Shareholder servicing costs	367,582
Distribution and service fees	7,676
Payable for independent Trustees' compensation	5,442
Accrued expenses and other liabilities	127,357
Total liabilities	$4,012,960
Net assets	$1,688,494,386
Net assets consist of
Paid-in capital	$892,292,206
Total distributable earnings (loss)	796,202,180
Net assets	$1,688,494,386
Shares of beneficial interest outstanding	41,155,807

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$361,743,376	8,952,062	$40.41
Class B	1,686,277	44,483	37.91
Class C	14,022,662	379,556	36.94
Class I	840,549,294	20,294,488	41.42
Class R1	1,330,613	35,693	37.28
Class R2	44,343,761	1,183,098	37.48
Class R3	43,841,125	1,089,339	40.25
Class R4	13,456,654	330,036	40.77
Class R6	367,520,624	8,847,052	41.54

(a)
Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $42.88 [100 / 94.25 x $40.41]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements
6

MFS Blended Research Core Equity Fund
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 9/30/25 Net investment income (loss)
Income
Dividends from unaffiliated issuers	$19,108,937
Dividends from affiliated issuers	553,707
Other	36,040
Foreign taxes withheld	(41,764)
Total investment income	$19,656,920
Expenses
Management fee	$5,895,112
Distribution and service fees	1,328,871
Shareholder servicing costs	1,265,714
Administrative services fee	210,849
Independent Trustees' compensation	31,982
Custodian fee	75,387
Shareholder communications	80,536
Audit and tax fees	72,375
Legal fees	8,462
Miscellaneous	254,995
Total expenses	$9,224,283
Reduction of expenses by investment adviser and distributor	(840,231)
Net expenses	$8,384,052
Net investment income (loss)	$11,272,868
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$107,532,003
Affiliated issuers	926
Net realized gain (loss)	$107,532,929
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$127,446,734
Affiliated issuers	(2,875)
Net unrealized gain (loss)	$127,443,859
Net realized and unrealized gain (loss)	$234,976,788
Change in net assets from operations	$246,249,656
See Notes to Financial Statements
7

MFS Blended Research Core Equity Fund
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	9/30/25	9/30/24
Change in net assets
From operations
Net investment income (loss)	$11,272,868	$11,779,825
Net realized gain (loss)	107,532,929	129,233,822
Net unrealized gain (loss)	127,443,859	241,135,127
Change in net assets from operations	$246,249,656	$382,148,774
Total distributions to shareholders	$(140,711,189)	$(43,563,552)
Change in net assets from fund share transactions	$144,267,712	$25,505,250
Total change in net assets	$249,806,179	$364,090,472
Net assets
At beginning of period	1,438,688,207	1,074,597,735
At end of period	$1,688,494,386	$1,438,688,207
See Notes to Financial Statements
8

MFS Blended Research Core Equity Fund
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Year ended
	9/30/25	9/30/24	9/30/23	9/30/22	9/30/21
Net asset value, beginning of period	$38.11	$28.96	$25.78	$34.76	$28.49
Income (loss) from investment operations
Net investment income (loss) (d)	$0.21	$0.26	$0.24	$0.23	$0.24
Net realized and unrealized gain (loss)	5.79	10.06	5.26	(3.91)	8.10
Total from investment operations	$6.00	$10.32	$5.50	$(3.68)	$8.34
Less distributions declared to shareholders
From net investment income	$(0.24)	$(0.23)	$(0.27)	$(0.22)	$(0.26)
From net realized gain	(3.46)	(0.94)	(2.05)	(5.08)	(1.81)
Total distributions declared to shareholders	$(3.70)	$(1.17)	$(2.32)	$(5.30)	$(2.07)
Net asset value, end of period (x)	$40.41	$38.11	$28.96	$25.78	$34.76
Total return (%) (r)(s)(t)(x)	16.76	36.61	22.17	(13.53)	30.69
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.80	0.81	0.81	0.81	0.81
Expenses after expense reductions	0.74	0.74	0.74	0.74	0.74
Net investment income (loss)	0.56	0.77	0.87	0.73	0.74
Portfolio turnover rate	47	44	48	43	57
Net assets at end of period (000 omitted)	$361,743	$320,776	$225,683	$182,294	$221,508

Class B	Year ended
	9/30/25	9/30/24	9/30/23	9/30/22	9/30/21
Net asset value, beginning of period	$35.99	$27.40	$24.43	$33.22	$27.30
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.07)	$0.01	$0.04	$(0.01)	$(0.00)(w)
Net realized and unrealized gain (loss)	5.45	9.52	4.98	(3.70)	7.76
Total from investment operations	$5.38	$9.53	$5.02	$(3.71)	$7.76
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$(0.03)
From net realized gain	(3.46)	(0.94)	(2.05)	(5.08)	(1.81)
Total distributions declared to shareholders	$(3.46)	$(0.94)	$(2.05)	$(5.08)	$(1.84)
Net asset value, end of period (x)	$37.91	$35.99	$27.40	$24.43	$33.22
Total return (%) (r)(s)(t)(x)	15.90	35.58	21.29	(14.20)	29.70
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.55	1.55	1.56	1.56	1.55
Expenses after expense reductions	1.49	1.49	1.49	1.49	1.49
Net investment income (loss)	(0.19)	0.02	0.15	(0.03)	(0.01)
Portfolio turnover rate	47	44	48	43	57
Net assets at end of period (000 omitted)	$1,686	$3,431	$5,864	$9,268	$15,538

See Notes to Financial Statements
9

MFS Blended Research Core Equity Fund
Financial Highlights - continued
Class C	Year ended
	9/30/25	9/30/24	9/30/23	9/30/22	9/30/21
Net asset value, beginning of period	$35.16	$26.79	$23.94	$32.65	$26.85
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.06)	$0.01	$0.04	$(0.01)	$(0.00)(w)
Net realized and unrealized gain (loss)	5.30	9.30	4.87	(3.62)	7.65
Total from investment operations	$5.24	$9.31	$4.91	$(3.63)	$7.65
Less distributions declared to shareholders
From net investment income	$—	$—	$(0.01)	$—	$(0.04)
From net realized gain	(3.46)	(0.94)	(2.05)	(5.08)	(1.81)
Total distributions declared to shareholders	$(3.46)	$(0.94)	$(2.06)	$(5.08)	$(1.85)
Net asset value, end of period (x)	$36.94	$35.16	$26.79	$23.94	$32.65
Total return (%) (r)(s)(t)(x)	15.87	35.57	21.28	(14.20)	29.76
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.55	1.56	1.56	1.56	1.55
Expenses after expense reductions	1.49	1.49	1.49	1.49	1.49
Net investment income (loss)	(0.18)	0.02	0.14	(0.03)	(0.02)
Portfolio turnover rate	47	44	48	43	57
Net assets at end of period (000 omitted)	$14,023	$14,692	$18,623	$27,015	$45,369

Class I	Year ended
	9/30/25	9/30/24	9/30/23	9/30/22	9/30/21
Net asset value, beginning of period	$38.97	$29.58	$26.29	$35.38	$28.96
Income (loss) from investment operations
Net investment income (loss) (d)	$0.31	$0.35	$0.32	$0.31	$0.33
Net realized and unrealized gain (loss)	5.92	10.28	5.36	(3.98)	8.24
Total from investment operations	$6.23	$10.63	$5.68	$(3.67)	$8.57
Less distributions declared to shareholders
From net investment income	$(0.32)	$(0.30)	$(0.34)	$(0.34)	$(0.34)
From net realized gain	(3.46)	(0.94)	(2.05)	(5.08)	(1.81)
Total distributions declared to shareholders	$(3.78)	$(1.24)	$(2.39)	$(5.42)	$(2.15)
Net asset value, end of period (x)	$41.42	$38.97	$29.58	$26.29	$35.38
Total return (%) (r)(s)(t)(x)	17.05	36.95	22.48	(13.31)	31.03
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.55	0.56	0.56	0.56	0.56
Expenses after expense reductions	0.49	0.49	0.49	0.49	0.49
Net investment income (loss)	0.81	1.02	1.12	0.98	0.99
Portfolio turnover rate	47	44	48	43	57
Net assets at end of period (000 omitted)	$840,549	$715,356	$515,759	$449,442	$533,711

See Notes to Financial Statements
10

MFS Blended Research Core Equity Fund
Financial Highlights - continued
Class R1	Year ended
	9/30/25	9/30/24	9/30/23	9/30/22	9/30/21
Net asset value, beginning of period	$35.45	$27.00	$24.17	$32.92	$27.10
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.07)	$0.00 (w)	$0.03	$(0.01)	$(0.00)(w)
Net realized and unrealized gain (loss)	5.36	9.39	4.93	(3.66)	7.71
Total from investment operations	$5.29	$9.39	$4.96	$(3.67)	$7.71
Less distributions declared to shareholders
From net investment income	$—	$—	$(0.08)	$—	$(0.08)
From net realized gain	(3.46)	(0.94)	(2.05)	(5.08)	(1.81)
Total distributions declared to shareholders	$(3.46)	$(0.94)	$(2.13)	$(5.08)	$(1.89)
Net asset value, end of period (x)	$37.28	$35.45	$27.00	$24.17	$32.92
Total return (%) (r)(s)(t)(x)	15.89	35.59	21.28	(14.20)	29.76
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.55	1.56	1.56	1.56	1.55
Expenses after expense reductions	1.49	1.49	1.49	1.49	1.49
Net investment income (loss)	(0.19)	0.02	0.12	(0.02)	(0.01)
Portfolio turnover rate	47	44	48	43	57
Net assets at end of period (000 omitted)	$1,331	$1,501	$1,485	$1,159	$1,333

Class R2	Year ended
	9/30/25	9/30/24	9/30/23	9/30/22	9/30/21
Net asset value, beginning of period	$35.60	$27.13	$24.27	$33.02	$27.16
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.17	$0.16	$0.14	$0.15
Net realized and unrealized gain (loss)	5.38	9.40	4.94	(3.66)	7.70
Total from investment operations	$5.49	$9.57	$5.10	$(3.52)	$7.85
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.16)	$(0.19)	$(0.15)	$(0.18)
From net realized gain	(3.46)	(0.94)	(2.05)	(5.08)	(1.81)
Total distributions declared to shareholders	$(3.61)	$(1.10)	$(2.24)	$(5.23)	$(1.99)
Net asset value, end of period (x)	$37.48	$35.60	$27.13	$24.27	$33.02
Total return (%) (r)(s)(t)(x)	16.46	36.25	21.89	(13.74)	30.33
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.05	1.06	1.06	1.06	1.05
Expenses after expense reductions	0.99	0.99	0.99	0.99	0.99
Net investment income (loss)	0.31	0.52	0.62	0.47	0.49
Portfolio turnover rate	47	44	48	43	57
Net assets at end of period (000 omitted)	$44,344	$45,602	$36,054	$34,446	$48,557

See Notes to Financial Statements
11

MFS Blended Research Core Equity Fund
Financial Highlights - continued
Class R3	Year ended
	9/30/25	9/30/24	9/30/23	9/30/22	9/30/21
Net asset value, beginning of period	$37.96	$28.85	$25.68	$34.66	$28.40
Income (loss) from investment operations
Net investment income (loss) (d)	$0.21	$0.26	$0.24	$0.23	$0.24
Net realized and unrealized gain (loss)	5.77	10.01	5.24	(3.89)	8.08
Total from investment operations	$5.98	$10.27	$5.48	$(3.66)	$8.32
Less distributions declared to shareholders
From net investment income	$(0.23)	$(0.22)	$(0.26)	$(0.24)	$(0.25)
From net realized gain	(3.46)	(0.94)	(2.05)	(5.08)	(1.81)
Total distributions declared to shareholders	$(3.69)	$(1.16)	$(2.31)	$(5.32)	$(2.06)
Net asset value, end of period (x)	$40.25	$37.96	$28.85	$25.68	$34.66
Total return (%) (r)(s)(t)(x)	16.77	36.57	22.21	(13.53)	30.71
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.80	0.81	0.81	0.81	0.81
Expenses after expense reductions	0.74	0.74	0.74	0.74	0.74
Net investment income (loss)	0.56	0.77	0.88	0.73	0.73
Portfolio turnover rate	47	44	48	43	57
Net assets at end of period (000 omitted)	$43,841	$45,000	$36,793	$38,202	$50,589

Class R4	Year ended
	9/30/25	9/30/24	9/30/23	9/30/22	9/30/21
Net asset value, beginning of period	$38.42	$29.18	$25.96	$34.99	$28.65
Income (loss) from investment operations
Net investment income (loss) (d)	$0.30	$0.35	$0.31	$0.30	$0.32
Net realized and unrealized gain (loss)	5.84	10.13	5.30	(3.93)	8.16
Total from investment operations	$6.14	$10.48	$5.61	$(3.63)	$8.48
Less distributions declared to shareholders
From net investment income	$(0.33)	$(0.30)	$(0.34)	$(0.32)	$(0.33)
From net realized gain	(3.46)	(0.94)	(2.05)	(5.08)	(1.81)
Total distributions declared to shareholders	$(3.79)	$(1.24)	$(2.39)	$(5.40)	$(2.14)
Net asset value, end of period (x)	$40.77	$38.42	$29.18	$25.96	$34.99
Total return (%) (r)(s)(t)(x)	17.03	36.96	22.49	(13.33)	31.06
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.55	0.56	0.56	0.56	0.56
Expenses after expense reductions	0.49	0.49	0.49	0.49	0.49
Net investment income (loss)	0.81	1.02	1.12	0.97	0.99
Portfolio turnover rate	47	44	48	43	57
Net assets at end of period (000 omitted)	$13,457	$11,754	$9,732	$7,219	$12,391

See Notes to Financial Statements
12

MFS Blended Research Core Equity Fund
Financial Highlights - continued
Class R6	Year ended
	9/30/25	9/30/24	9/30/23	9/30/22	9/30/21
Net asset value, beginning of period	$39.07	$29.66	$26.35	$35.45	$29.02
Income (loss) from investment operations
Net investment income (loss) (d)	$0.35	$0.39	$0.35	$0.34	$0.36
Net realized and unrealized gain (loss)	5.94	10.29	5.38	(3.99)	8.24
Total from investment operations	$6.29	$10.68	$5.73	$(3.65)	$8.60
Less distributions declared to shareholders
From net investment income	$(0.36)	$(0.33)	$(0.37)	$(0.37)	$(0.36)
From net realized gain	(3.46)	(0.94)	(2.05)	(5.08)	(1.81)
Total distributions declared to shareholders	$(3.82)	$(1.27)	$(2.42)	$(5.45)	$(2.17)
Net asset value, end of period (x)	$41.54	$39.07	$29.66	$26.35	$35.45
Total return (%) (r)(s)(t)(x)	17.17	37.05	22.64	(13.22)	31.13
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.45	0.46	0.46	0.46	0.45
Expenses after expense reductions	0.39	0.39	0.39	0.39	0.39
Net investment income (loss)	0.92	1.12	1.22	1.08	1.09
Portfolio turnover rate	47	44	48	43	57
Net assets at end of period (000 omitted)	$367,521	$280,576	$224,605	$180,063	$219,533

(d)	Per share data is based on average shares outstanding.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
13

MFS Blended Research Core Equity Fund
Notes to Financial Statements
(1) Business and Organization
MFS Blended Research Core Equity Fund (the fund) is a diversified series of MFS Series Trust XI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by
14

MFS Blended Research Core Equity Fund
Notes to Financial Statements  - continued
events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2025 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$1,682,481,876	$—	$—	$1,682,481,876
Investment Companies	7,621,973	—	—	7,621,973
Total	$1,690,103,849	$—	$—	$1,690,103,849
For further information regarding security characteristics, see the Portfolio of Investments.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
15

MFS Blended Research Core Equity Fund
Notes to Financial Statements  - continued
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 9/30/25	Year ended 9/30/24
Ordinary income (including any short-term capital gains)	$33,309,063	$9,900,997
Long-term capital gains	107,402,126	33,662,555
Total distributions	$140,711,189	$43,563,552
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 9/30/25
Cost of investments	$987,337,460
Gross appreciation	727,004,690
Gross depreciation	(24,238,301)
Net unrealized appreciation (depreciation)	$702,766,389
Undistributed ordinary income	12,118,981
Undistributed long-term capital gain	81,316,809
Other temporary differences	1
Total distributable earnings (loss)	$796,202,180
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 9/30/25	Year ended 9/30/24
Class A	$31,482,737	$9,195,609
Class B	302,680	167,996
Class C	1,408,759	543,322
Class I	66,139,708	21,133,263
Class R1	134,923	41,131
Class R2	4,440,909	1,453,683
Class R3	4,216,874	1,451,834
Class R4	1,210,552	419,578
Class R6	31,374,047	9,157,136
Total	$140,711,189	$43,563,552
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
16

MFS Blended Research Core Equity Fund
Notes to Financial Statements  - continued
Up to $1 billion	0.40%
In excess of $1 billion and up to $2.5 billion	0.375%
In excess of $2.5 billion	0.35%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until January 31, 2026. For the year ended September 30, 2025, this management fee reduction amounted to $209,361, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended September 30, 2025 was equivalent to an annual effective rate of 0.38% of the fund's average daily net assets.
Effective October 1, 2025, the management fee will be computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:
Up to $5 billion	0.25%
In excess of $5 billion	0.225%
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
Classes
A	B	C	I	R1	R2	R3	R4	R6
0.74%	1.49%	1.49%	0.49%	1.49%	0.99%	0.74%	0.49%	0.41%
This written agreement terminated on September 30, 2025.  For the year ended September 30, 2025, this reduction amounted to $630,840, which is included in the reduction of total expenses in the Statement of Operations.
Effective October 1, 2025, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses,excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
Classes
A	B	C	I	R1	R2	R3	R4	R6
0.66%	1.41%	1.41%	0.41%	1.41%	0.91%	0.66%	0.41%	0.31%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until January 31, 2027.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $46,462 for the year ended September 30, 2025, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
17

MFS Blended Research Core Equity Fund
Notes to Financial Statements  - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$829,150
Class B	0.75%	0.25%	1.00%	1.00%	25,145
Class C	0.75%	0.25%	1.00%	1.00%	140,178
Class R1	0.75%	0.25%	1.00%	1.00%	13,203
Class R2	0.25%	0.25%	0.50%	0.50%	215,775
Class R3	—	0.25%	0.25%	0.25%	105,420
Total Distribution and Service Fees					$1,328,871
(d)
 In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)
 The annual effective rates represent actual fees incurred under the distribution plan for the year ended September 30, 2025 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the year ended September 30, 2025, this rebate amounted to $16 and $14 for Class A and Class C shares, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended September 30, 2025, were as follows:
Amount
Class A	$2,910
Class B	85
Class C	660
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended September 30, 2025, the fee was $66,277, which equated to 0.0044% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended September 30, 2025, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,199,437.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended September 30, 2025 was equivalent to an annual effective rate of 0.0140% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
MFS purchased or redeemed fund shares on the dates indicated:
18

MFS Blended Research Core Equity Fund
Notes to Financial Statements  - continued
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class I	5	$175
8/19/2024	Redemption	Class R1	3	116
8/19/2024	Redemption	Class R2	4	134
8/19/2024	Redemption	Class R3	5	192
8/19/2024	Redemption	Class R4	5	176
During the year ended September 30, 2025, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”) and relevant guidance, the fund engaged in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $1,627,926 and $151,396, respectively. The sales transactions resulted in net realized gains (losses) of $(26,375).
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the year ended September 30, 2025, this reimbursement amounted to $35,699, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the year ended September 30, 2025, purchases and sales of investments, other than short-term obligations, aggregated $734,221,643 and $696,420,923, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 9/30/25		Year ended 9/30/24
	Shares	Amount	Shares	Amount
Shares sold
Class A	1,260,376	$46,427,556	1,766,159	$59,718,130
Class B	3,440	123,143	11,156	356,090
Class C	93,618	3,125,979	110,966	3,557,364
Class I	6,732,181	252,696,791	4,848,282	171,341,666
Class R1	8,676	288,302	3,634	114,203
Class R2	212,550	7,182,536	212,765	6,823,428
Class R3	207,076	7,593,341	254,089	8,763,737
Class R4	65,733	2,450,187	82,221	2,843,546
Class R6	2,987,942	112,694,301	1,140,530	40,096,995
	11,571,592	$432,582,136	8,429,802	$293,615,159
Shares issued to shareholders in reinvestment of distributions
Class A	803,121	$29,329,992	274,386	$8,470,304
Class B	8,784	302,680	5,728	167,996
Class C	40,007	1,343,833	18,587	532,520
Class I	1,704,690	63,670,187	662,171	20,858,382
Class R1	3,981	134,923	1,424	41,131
Class R2	130,846	4,440,909	50,318	1,453,683
Class R3	115,944	4,216,874	47,214	1,451,834
Class R4	32,922	1,210,552	13,509	419,578
Class R6	721,260	26,996,753	283,103	8,934,719
	3,561,555	$131,646,703	1,356,440	$42,330,147
19

MFS Blended Research Core Equity Fund
Notes to Financial Statements  - continued
	Year ended 9/30/25		Year ended 9/30/24
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(1,528,458)	$(55,753,334)	(1,415,436)	$(48,130,715)
Class B	(63,062)	(2,170,465)	(135,564)	(4,214,616)
Class C	(171,884)	(5,754,162)	(406,816)	(12,252,419)
Class I	(6,499,820)	(244,835,487)	(4,587,452)	(156,037,512)
Class R1	(19,304)	(643,375)	(17,693)	(501,604)
Class R2	(441,296)	(15,151,957)	(311,055)	(10,065,876)
Class R3	(419,089)	(15,388,344)	(391,381)	(13,372,422)
Class R4	(74,565)	(2,718,879)	(123,284)	(4,153,607)
Class R6	(2,043,115)	(77,545,124)	(1,815,928)	(61,711,285)
	(11,260,593)	$(419,961,127)	(9,204,609)	$(310,440,056)
Net change
Class A	535,039	$20,004,214	625,109	$20,057,719
Class B	(50,838)	(1,744,642)	(118,680)	(3,690,530)
Class C	(38,259)	(1,284,350)	(277,263)	(8,162,535)
Class I	1,937,051	71,531,491	923,001	36,162,536
Class R1	(6,647)	(220,150)	(12,635)	(346,270)
Class R2	(97,900)	(3,528,512)	(47,972)	(1,788,765)
Class R3	(96,069)	(3,578,129)	(90,078)	(3,156,851)
Class R4	24,090	941,860	(27,554)	(890,483)
Class R6	1,666,087	62,145,930	(392,295)	(12,679,571)
	3,872,554	$144,267,712	581,633	$25,505,250
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, and the MFS Lifetime 2055 Fund were each the owners of record of approximately 2%, 2%, 2%, 1%, 1%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime Income Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2060 Fund, and the MFS Lifetime 2065 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended September 30, 2025, the fund’s commitment fee and interest expense were $7,224 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the year ended September 30, 2025:
20

MFS Blended Research Core Equity Fund
Notes to Financial Statements  - continued
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$13,487,373	$182,237,400	$188,100,851	$926	$(2,875)	$7,621,973

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$553,707	$—
21

MFS Blended Research Core Equity Fund
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of MFS Series Trust XI and the Shareholders of MFS Blended Research Core Equity Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of MFS Blended Research Core Equity Fund (the “Fund”), including the portfolio of investments, as of September 30, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the ”financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2025, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
November 13, 2025
We have served as the auditor of one or more of the MFS investment companies since 1924.
22

MFS Blended Research Core Equity Fund
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2025 income tax forms in January 2026. The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund designates the maximum amount allowable as qualified dividend income eligible to be taxed at the same rate as long-term capital gain.
The fund designates $128,084,000 as capital gain dividends paid during the fiscal year.
For corporate shareholders, 51.14% of the ordinary income dividends paid during the prior calendar year qualify for the corporate dividends received deduction.
The fund designates the maximum amount allowable as Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
23

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Blended Research Core Equity Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Blended Research Core Equity Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Blended Research Core Equity Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
24

MFS Blended Research Core Equity Fund
Board Review of Investment Advisory Agreement
MFS Blended Research Core Equity Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2025 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2024 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2024, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Class I shares was in the 1st quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Class I shares was in the 2nd quintile for the one-year period and the 1st quintile for the three-year period ended December 31, 2024 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
25

MFS Blended Research Core Equity Fund
Board Review of Investment Advisory Agreement - continued
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval.  The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each lower than the Broadridge expense group median. The Trustees also noted that MFS has agreed in writing to amend its contractual advisory fee rate schedule and to further reduce the Fund's expense limitation, each effective October 1, 2025, and each of which may not be changed without the Trustees’ approval.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any.  In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds.  The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion and $2.5 billion. They also noted that MFS has agreed to amend its contractual advisory fee schedule to reduce the Fund's advisory fee rate to 0.25% on assets up to $5 billion and 0.225% on assets over $5 billion (replacing the existing contractual advisory fee rate schedule), effective October 1, 2025. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds' complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund's shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoint and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
26

MFS Blended Research Core Equity Fund
Board Review of Investment Advisory Agreement - continued
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds.  The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2025.
27

MFS Mid Cap Value Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Mid Cap Value Fund
Portfolio of Investments − 9/30/25
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 97.5%
Aerospace & Defense – 3.2%
Howmet Aerospace, Inc.	371,391	$72,878,056
KBR, Inc.	2,306,020	109,051,686
L3Harris Technologies, Inc.	519,954	158,799,151
Leidos Holdings, Inc.	873,362	165,030,484
Standard Aero, Inc. (a)	1,241,550	33,881,899
		$539,641,276
Airlines – 1.4%
Alaska Air Group, Inc. (a)	1,761,901	$87,707,432
Delta Air Lines, Inc.	2,527,498	143,435,511
		$231,142,943
Alcoholic Beverages – 0.3%
Brown-Forman Corp., “B”	1,805,936	$48,904,747
Automotive – 2.0%
Aptiv PLC (a)	2,182,326	$188,160,148
Group 1 Automotive, Inc.	92,184	40,331,422
LKQ Corp.	3,617,338	110,473,502
		$338,965,072
Biotechnology – 0.4%
Biogen, Inc. (a)	450,266	$63,073,261
Broadcasting – 1.0%
Nexstar Media Group, Inc.	347,252	$68,665,610
Omnicom Group, Inc.	1,199,071	97,760,259
		$166,425,869
Brokerage & Asset Managers – 2.4%
Carlyle Group, Inc.	1,815,656	$113,841,631
Raymond James Financial, Inc.	1,248,435	215,479,881
TPG, Inc.	1,548,985	88,989,189
		$418,310,701
Business Services – 2.7%
Cognizant Technology Solutions Corp., “A”	1,057,204	$70,906,672
Fidelity National Information Services, Inc.	2,069,547	136,465,929
Global Payments, Inc.	1,516,215	125,967,142
TransUnion	1,494,529	125,211,640
		$458,551,383
Chemicals – 0.6%
Eastman Chemical Co.	1,710,729	$107,861,463
MDVFS-ANN

MFS Mid Cap Value Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – 1.0%
Check Point Software Technologies Ltd. (a)	537,084	$111,128,050
Pegasystems, Inc.	930,752	53,518,240
		$164,646,290
Computer Software - Systems – 1.3%
CDW Corp.	731,463	$116,507,427
Zebra Technologies Corp., “A” (a)	362,147	107,615,602
		$224,123,029
Construction – 7.6%
Allegion PLC	1,093,935	$194,009,372
Builders FirstSource, Inc. (a)	639,139	77,495,604
Equity Lifestyle Properties, Inc., REIT	2,095,843	127,217,670
Essex Property Trust, Inc., REIT	445,725	119,302,754
Ferguson Enterprises, Inc.	427,479	96,003,234
James Hardie Industries PLC (a)	3,659,001	70,289,409
Mid-America Apartment Communities, Inc., REIT	803,329	112,249,161
Mohawk Industries, Inc. (a)	811,773	104,653,775
Otis Worldwide Corp.	1,263,235	115,497,576
Pulte Homes, Inc.	1,432,852	189,322,735
Stanley Black & Decker, Inc.	1,310,587	97,415,932
		$1,303,457,222
Consumer Products – 1.6%
International Flavors & Fragrances, Inc.	1,414,862	$87,070,608
Kenvue, Inc.	8,267,812	134,186,589
Newell Brands, Inc.	9,631,547	50,469,306
		$271,726,503
Containers – 2.0%
Amcor PLC	11,110,322	$90,882,434
Avery Dennison Corp.	622,846	101,006,936
Graphic Packaging Holding Co.	7,298,455	142,830,764
		$334,720,134
Electrical Equipment – 3.3%
Corning, Inc.	2,694,937	$221,065,682
Hubbell, Inc.	233,004	100,263,951
nVent Electric PLC	1,317,843	129,992,034
TE Connectivity PLC	491,289	107,852,674
		$559,174,341
Electronics – 3.0%
Entegris, Inc.	1,095,733	$101,311,473
Flex Ltd. (a)	3,742,309	216,941,653
NXP Semiconductors N.V.	517,665	117,887,850
Skyworks Solutions, Inc.	926,752	71,341,369
		$507,482,345
Energy - Independent – 3.9%
Chord Energy Corp.	681,414	$67,712,109
Diamondback Energy, Inc.	926,095	132,524,195
Expand Energy Corp.	1,504,586	159,847,217

MFS Mid Cap Value Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Independent – continued
Permian Resources Corp.	10,141,395	$129,809,856
Valero Energy Corp.	995,424	169,480,890
		$659,374,267
Engineering - Construction – 0.9%
Jacobs Solutions, Inc.	1,047,319	$156,951,225
Food & Beverages – 2.2%
Campbell Soup Co.	1,830,140	$57,795,821
Coca-Cola Europacific Partners PLC	1,206,583	109,087,169
Hershey Co.	546,327	102,190,465
Ingredion, Inc.	863,868	105,486,922
		$374,560,377
Food & Drug Stores – 0.6%
Albertsons Cos., Inc., “A”	5,616,467	$98,344,337
Forest & Paper Products – 0.6%
International Paper Co.	2,218,577	$102,941,973
Gaming & Lodging – 2.8%
Brightstar Lottery PLC	4,568,617	$78,808,643
Hyatt Hotels Corp.	874,923	124,177,822
VICI Properties, Inc., REIT	4,751,648	154,951,241
Viking Holdings Ltd. (a)	1,954,291	121,478,729
		$479,416,435
Health Maintenance Organizations – 0.8%
Humana, Inc.	542,679	$141,188,795
Insurance – 8.2%
American International Group, Inc.	1,681,184	$132,040,191
Assurant, Inc.	675,091	146,224,711
Corebridge Financial, Inc.	3,954,857	126,753,167
Equitable Holdings, Inc.	1,539,321	78,166,720
Everest Group Ltd.	314,208	110,045,068
Hanover Insurance Group, Inc.	753,771	136,907,427
Hartford Insurance Group, Inc.	1,577,359	210,403,917
Lincoln National Corp.	3,002,262	121,081,226
Voya Financial, Inc.	1,701,086	127,241,233
Willis Towers Watson PLC	595,883	205,847,782
		$1,394,711,442
Leisure & Toys – 1.5%
Brunswick Corp.	1,899,675	$120,135,447
Electronic Arts, Inc.	350,365	70,668,620
Mattel, Inc. (a)	3,988,861	67,132,531
		$257,936,598
Machinery & Tools – 5.7%
AGCO Corp.	1,221,451	$130,780,759
Flowserve Corp.	1,563,669	83,093,371
ITT, Inc.	704,848	125,998,628

MFS Mid Cap Value Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – continued
Nordson Corp.	418,369	$94,948,844
PACCAR, Inc.	956,096	94,003,359
Pentair PLC	1,424,874	157,819,044
Regal Rexnord Corp.	849,169	121,804,801
Wabtec Corp.	832,559	166,903,103
		$975,351,909
Major Banks – 0.9%
Regions Financial Corp.	6,043,245	$159,360,371
Medical & Health Technology & Services – 3.5%
Cencora, Inc.	486,774	$152,131,478
ICON PLC (a)	466,640	81,662,000
Labcorp Holdings, Inc.	441,943	126,864,158
Universal Health Services, Inc.	576,742	117,909,135
Ventas, Inc., REIT	1,763,477	123,425,755
		$601,992,526
Medical Equipment – 4.6%
Agilent Technologies, Inc.	1,518,296	$194,873,291
Avantor, Inc. (a)	5,510,633	68,772,700
Becton, Dickinson and Co.	673,110	125,985,999
Cooper Companies, Inc. (a)	1,013,332	69,474,042
GE Healthcare Technologies, Inc.	1,006,231	75,567,948
Revvity, Inc.	850,152	74,515,823
STERIS PLC	485,009	120,010,627
Teleflex, Inc.	452,149	55,324,952
		$784,525,382
Metals & Mining – 0.5%
Nucor Corp.	659,152	$89,268,955
Natural Gas - Distribution – 0.7%
Atmos Energy Corp.	717,149	$122,453,192
Natural Gas - Pipeline – 1.6%
Plains GP Holdings LP	5,651,794	$103,088,723
Targa Resources Corp.	1,057,261	177,133,508
		$280,222,231
Oil Services – 1.0%
Halliburton Co.	2,357,195	$57,986,997
TechnipFMC PLC	2,961,741	116,840,682
		$174,827,679
Other Banks & Diversified Financials – 5.3%
Columbia Banking System, Inc.	3,013,608	$77,570,270
East West Bancorp, Inc.	1,319,708	140,482,916
Fifth Third Bancorp	2,232,407	99,453,732
M&T Bank Corp.	761,094	150,407,396
Northern Trust Corp.	1,351,108	181,859,137
Prosperity Bancshares, Inc.	1,133,453	75,204,606
SLM Corp.	3,322,545	91,968,046

MFS Mid Cap Value Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – continued
Synchrony Financial	1,317,376	$93,599,565
		$910,545,668
Pharmaceuticals – 0.2%
Organon & Co.	3,855,020	$41,171,614
Pollution Control – 0.8%
GFL Environmental, Inc.	2,844,751	$134,784,302
Real Estate – 2.4%
Brixmor Property Group, Inc., REIT	5,112,254	$141,507,190
Jones Lang LaSalle, Inc. (a)	453,349	135,224,940
W.P. Carey, Inc., REIT	2,067,168	139,678,542
		$416,410,672
Real Estate - Storage – 1.4%
Extra Space Storage, Inc., REIT	1,093,082	$154,058,977
Rexford Industrial Realty, Inc., REIT	2,129,670	87,550,734
		$241,609,711
Restaurants – 3.2%
Aramark	3,753,569	$144,137,050
Darden Restaurants, Inc.	455,890	86,783,220
SYSCO Corp.	1,580,746	130,158,626
U.S. Foods Holding Corp. (a)	2,327,621	178,342,321
		$539,421,217
Specialty Chemicals – 1.4%
Ashland, Inc.	1,699,109	$81,404,312
DuPont de Nemours, Inc.	1,967,602	153,276,196
		$234,680,508
Specialty Stores – 1.3%
BJ's Wholesale Club Holdings, Inc. (a)	909,105	$84,774,041
Ross Stores, Inc.	940,872	143,379,484
		$228,153,525
Trucking – 0.7%
FedEx Corp.	170,415	$40,185,561
J.B. Hunt Transport Services, Inc.	520,397	69,821,666
Knight-Swift Transportation Holdings, Inc.	298,416	11,790,416
		$121,797,643
Utilities - Electric Power – 7.0%
Alliant Energy Corp.	2,475,116	$166,847,570
CenterPoint Energy, Inc.	3,505,657	136,019,492
CMS Energy Corp.	2,320,541	170,002,834
Evergy, Inc.	1,196,774	90,978,759
PG&E Corp.	12,407,669	187,107,648
Pinnacle West Capital Corp.	1,466,956	131,527,275
Public Service Enterprise Group, Inc.	2,195,669	183,250,535

MFS Mid Cap Value Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – continued
Sempra Energy	1,558,549	$140,238,239
		$1,205,972,352
Total Common Stocks (Identified Cost, $12,571,704,348)		$16,666,181,485
Convertible Preferred Stocks – 0.6%
Aerospace & Defense – 0.6%
Boeing Co., 6%, 10/15/2027 (Identified Cost, $78,008,650)	1,560,173	$108,541,236
Mutual Funds (h) – 1.8%
Money Market Funds – 1.8%
MFS Institutional Money Market Portfolio, 4.19% (v) (Identified Cost, $312,755,247)	312,724,312	$312,755,584
Other Assets, Less Liabilities – 0.1%		16,544,555
Net Assets – 100.0%		$17,104,022,860

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $312,755,584 and
$16,774,722,721, respectively.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See Notes to Financial Statements

MFS Mid Cap Value Fund
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 9/30/25 Assets
Investments in unaffiliated issuers, at value (identified cost, $12,649,712,998)	$16,774,722,721
Investments in affiliated issuers, at value (identified cost, $312,755,247)	312,755,584
Cash	558,629
Receivables for
Investments sold	42,945,061
Fund shares sold	12,115,754
Dividends	22,095,612
Other assets	4,011
Total assets	$17,165,197,372
Liabilities
Payables for
Investments purchased	$39,960,238
Fund shares reacquired	17,475,511
Payable to affiliates
Investment adviser	551,425
Administrative services fee	3,003
Shareholder servicing costs	2,659,993
Distribution and service fees	44,548
Payable for independent Trustees' compensation	25,576
Accrued expenses and other liabilities	454,218
Total liabilities	$61,174,512
Net assets	$17,104,022,860
Net assets consist of
Paid-in capital	$11,834,746,498
Total distributable earnings (loss)	5,269,276,362
Net assets	$17,104,022,860
Shares of beneficial interest outstanding	516,172,841

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$2,029,214,092	63,068,156	$32.17
Class B	1,571,289	52,553	29.90
Class C	60,608,808	2,052,608	29.53
Class I	4,662,531,533	139,836,091	33.34
Class R1	8,199,269	284,489	28.82
Class R2	46,391,333	1,486,214	31.21
Class R3	868,494,882	27,142,770	32.00
Class R4	283,229,491	8,729,854	32.44
Class R6	9,143,782,163	273,520,106	33.43

(a)
Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $34.13 [100 / 94.25 x $32.17]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements

MFS Mid Cap Value Fund
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 9/30/25 Net investment income (loss)
Income
Dividends from unaffiliated issuers	$345,984,242
Dividends from affiliated issuers	11,922,648
Other	362,075
Income on securities loaned	281,266
Foreign taxes withheld	(340,603)
Total investment income	$358,209,628
Expenses
Management fee	$103,607,586
Distribution and service fees	8,163,839
Shareholder servicing costs	9,746,337
Administrative services fee	575,527
Independent Trustees' compensation	158,027
Custodian fee	227,865
Shareholder communications	1,026,014
Audit and tax fees	53,408
Legal fees	90,646
Miscellaneous	580,717
Total expenses	$124,229,966
Reduction of expenses by investment adviser and distributor	(2,386,609)
Net expenses	$121,843,357
Net investment income (loss)	$236,366,271
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$1,340,496,978
Affiliated issuers	13,614
Net realized gain (loss)	$1,340,510,592
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(1,139,365,300)
Affiliated issuers	(83,582)
Translation of assets and liabilities in foreign currencies	37,674
Net unrealized gain (loss)	$(1,139,411,208)
Net realized and unrealized gain (loss)	$201,099,384
Change in net assets from operations	$437,465,655
See Notes to Financial Statements

MFS Mid Cap Value Fund
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	9/30/25	9/30/24
Change in net assets
From operations
Net investment income (loss)	$236,366,271	$210,372,520
Net realized gain (loss)	1,340,510,592	1,569,344,315
Net unrealized gain (loss)	(1,139,411,208)	2,485,968,799
Change in net assets from operations	$437,465,655	$4,265,685,634
Total distributions to shareholders	$(1,713,065,688)	$(462,551,258)
Change in net assets from fund share transactions	$515,461,882	$(776,912,487)
Total change in net assets	$(760,138,151)	$3,026,221,889
Net assets
At beginning of period	17,864,161,011	14,837,939,122
At end of period	$17,104,022,860	$17,864,161,011
See Notes to Financial Statements

MFS Mid Cap Value Fund
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Year ended
	9/30/25	9/30/24	9/30/23	9/30/22	9/30/21
Net asset value, beginning of period	$34.74	$27.57	$25.61	$30.27	$21.56
Income (loss) from investment operations
Net investment income (loss) (d)	$0.35	$0.32	$0.38	$0.29	$0.21
Net realized and unrealized gain (loss)	0.45	7.66	3.00	(3.15)	8.70
Total from investment operations	$0.80	$7.98	$3.38	$(2.86)	$8.91
Less distributions declared to shareholders
From net investment income	$(0.30)	$(0.38)	$(0.38)	$(0.29)	$(0.20)
From net realized gain	(3.07)	(0.43)	(1.04)	(1.51)	—
Total distributions declared to shareholders	$(3.37)	$(0.81)	$(1.42)	$(1.80)	$(0.20)
Net asset value, end of period (x)	$32.17	$34.74	$27.57	$25.61	$30.27
Total return (%) (r)(s)(t)(x)	2.34	29.60	13.20	(10.44)	41.55
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.99	1.00	1.00	1.00	1.02
Expenses after expense reductions	0.97	0.99	0.99	0.99	1.01
Net investment income (loss)	1.11	1.02	1.36	0.97	0.75
Portfolio turnover rate	24	27	19	17	19
Net assets at end of period (000 omitted)	$2,029,214	$2,105,888	$1,718,451	$1,563,018	$1,616,315

Class B	Year ended
	9/30/25	9/30/24	9/30/23	9/30/22	9/30/21
Net asset value, beginning of period	$32.45	$25.75	$23.94	$28.40	$20.22
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08	$0.08	$0.16	$0.04	$(0.01)
Net realized and unrealized gain (loss)	0.44	7.17	2.82	(2.94)	8.20
Total from investment operations	$0.52	$7.25	$2.98	$(2.90)	$8.19
Less distributions declared to shareholders
From net investment income	$—	$(0.12)	$(0.13)	$(0.05)	$(0.01)
From net realized gain	(3.07)	(0.43)	(1.04)	(1.51)	—
Total distributions declared to shareholders	$(3.07)	$(0.55)	$(1.17)	$(1.56)	$(0.01)
Net asset value, end of period (x)	$29.90	$32.45	$25.75	$23.94	$28.40
Total return (%) (r)(s)(t)(x)	1.60	28.63	12.39	(11.16)	40.52
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.74	1.75	1.75	1.75	1.77
Expenses after expense reductions	1.73	1.74	1.74	1.74	1.76
Net investment income (loss)	0.27	0.27	0.61	0.13	(0.04)
Portfolio turnover rate	24	27	19	17	19
Net assets at end of period (000 omitted)	$1,571	$3,999	$5,291	$7,309	$11,291

See Notes to Financial Statements

MFS Mid Cap Value Fund
Financial Highlights - continued
Class C	Year ended
	9/30/25	9/30/24	9/30/23	9/30/22	9/30/21
Net asset value, beginning of period	$32.12	$25.53	$23.78	$28.24	$20.12
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.08	$0.16	$0.05	$(0.00)(w)
Net realized and unrealized gain (loss)	0.42	7.10	2.80	(2.93)	8.15
Total from investment operations	$0.52	$7.18	$2.96	$(2.88)	$8.15
Less distributions declared to shareholders
From net investment income	$(0.04)	$(0.16)	$(0.17)	$(0.07)	$(0.03)
From net realized gain	(3.07)	(0.43)	(1.04)	(1.51)	—
Total distributions declared to shareholders	$(3.11)	$(0.59)	$(1.21)	$(1.58)	$(0.03)
Net asset value, end of period (x)	$29.53	$32.12	$25.53	$23.78	$28.24
Total return (%) (r)(s)(t)(x)	1.62	28.61	12.39	(11.16)	40.55
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.74	1.75	1.75	1.75	1.77
Expenses after expense reductions	1.72	1.74	1.74	1.74	1.76
Net investment income (loss)	0.34	0.27	0.61	0.17	(0.02)
Portfolio turnover rate	24	27	19	17	19
Net assets at end of period (000 omitted)	$60,609	$76,348	$78,244	$85,829	$108,116

Class I	Year ended
	9/30/25	9/30/24	9/30/23	9/30/22	9/30/21
Net asset value, beginning of period	$35.88	$28.45	$26.38	$31.13	$22.16
Income (loss) from investment operations
Net investment income (loss) (d)	$0.45	$0.40	$0.47	$0.38	$0.30
Net realized and unrealized gain (loss)	0.46	7.91	3.09	(3.25)	8.93
Total from investment operations	$0.91	$8.31	$3.56	$(2.87)	$9.23
Less distributions declared to shareholders
From net investment income	$(0.38)	$(0.45)	$(0.45)	$(0.37)	$(0.26)
From net realized gain	(3.07)	(0.43)	(1.04)	(1.51)	—
Total distributions declared to shareholders	$(3.45)	$(0.88)	$(1.49)	$(1.88)	$(0.26)
Net asset value, end of period (x)	$33.34	$35.88	$28.45	$26.38	$31.13
Total return (%) (r)(s)(t)(x)	2.60	29.91	13.51	(10.23)	41.90
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.74	0.75	0.75	0.75	0.77
Expenses after expense reductions	0.72	0.74	0.74	0.74	0.76
Net investment income (loss)	1.37	1.27	1.61	1.25	1.03
Portfolio turnover rate	24	27	19	17	19
Net assets at end of period (000 omitted)	$4,662,532	$4,443,285	$3,647,260	$3,383,518	$3,056,701

See Notes to Financial Statements

MFS Mid Cap Value Fund
Financial Highlights - continued
Class R1	Year ended
	9/30/25	9/30/24	9/30/23	9/30/22	9/30/21
Net asset value, beginning of period	$31.44	$24.94	$23.28	$27.68	$19.74
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.08	$0.15	$0.05	$(0.00)(w)
Net realized and unrealized gain (loss)	0.40	6.95	2.73	(2.85)	7.98
Total from investment operations	$0.50	$7.03	$2.88	$(2.80)	$7.98
Less distributions declared to shareholders
From net investment income	$(0.05)	$(0.10)	$(0.18)	$(0.09)	$(0.04)
From net realized gain	(3.07)	(0.43)	(1.04)	(1.51)	—
Total distributions declared to shareholders	$(3.12)	$(0.53)	$(1.22)	$(1.60)	$(0.04)
Net asset value, end of period (x)	$28.82	$31.44	$24.94	$23.28	$27.68
Total return (%) (r)(s)(t)(x)	1.59	28.64	12.34	(11.11)	40.46
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.74	1.75	1.75	1.75	1.77
Expenses after expense reductions	1.72	1.74	1.74	1.74	1.76
Net investment income (loss)	0.36	0.28	0.60	0.19	(0.00)(w)
Portfolio turnover rate	24	27	19	17	19
Net assets at end of period (000 omitted)	$8,199	$9,444	$8,855	$11,824	$13,789

Class R2	Year ended
	9/30/25	9/30/24	9/30/23	9/30/22	9/30/21
Net asset value, beginning of period	$33.79	$26.81	$24.92	$29.51	$21.01
Income (loss) from investment operations
Net investment income (loss) (d)	$0.26	$0.23	$0.30	$0.19	$0.13
Net realized and unrealized gain (loss)	0.44	7.46	2.93	(3.06)	8.51
Total from investment operations	$0.70	$7.69	$3.23	$(2.87)	$8.64
Less distributions declared to shareholders
From net investment income	$(0.21)	$(0.28)	$(0.30)	$(0.21)	$(0.14)
From net realized gain	(3.07)	(0.43)	(1.04)	(1.51)	—
Total distributions declared to shareholders	$(3.28)	$(0.71)	$(1.34)	$(1.72)	$(0.14)
Net asset value, end of period (x)	$31.21	$33.79	$26.81	$24.92	$29.51
Total return (%) (r)(s)(t)(x)	2.10	29.26	12.95	(10.72)	41.24
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.24	1.25	1.25	1.25	1.27
Expenses after expense reductions	1.22	1.24	1.24	1.24	1.26
Net investment income (loss)	0.85	0.79	1.11	0.66	0.48
Portfolio turnover rate	24	27	19	17	19
Net assets at end of period (000 omitted)	$46,391	$55,351	$58,043	$64,335	$83,472

See Notes to Financial Statements

MFS Mid Cap Value Fund
Financial Highlights - continued
Class R3	Year ended
	9/30/25	9/30/24	9/30/23	9/30/22	9/30/21
Net asset value, beginning of period	$34.56	$27.44	$25.50	$30.15	$21.48
Income (loss) from investment operations
Net investment income (loss) (d)	$0.35	$0.31	$0.38	$0.28	$0.21
Net realized and unrealized gain (loss)	0.46	7.63	2.99	(3.13)	8.67
Total from investment operations	$0.81	$7.94	$3.37	$(2.85)	$8.88
Less distributions declared to shareholders
From net investment income	$(0.30)	$(0.39)	$(0.39)	$(0.29)	$(0.21)
From net realized gain	(3.07)	(0.43)	(1.04)	(1.51)	—
Total distributions declared to shareholders	$(3.37)	$(0.82)	$(1.43)	$(1.80)	$(0.21)
Net asset value, end of period (x)	$32.00	$34.56	$27.44	$25.50	$30.15
Total return (%) (r)(s)(t)(x)	2.38	29.58	13.21	(10.46)	41.55
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.99	1.00	1.00	1.00	1.02
Expenses after expense reductions	0.97	0.99	0.99	0.99	1.01
Net investment income (loss)	1.11	1.02	1.35	0.96	0.75
Portfolio turnover rate	24	27	19	17	19
Net assets at end of period (000 omitted)	$868,495	$945,213	$718,313	$574,212	$606,828

Class R4	Year ended
	9/30/25	9/30/24	9/30/23	9/30/22	9/30/21
Net asset value, beginning of period	$35.00	$27.77	$25.78	$30.47	$21.69
Income (loss) from investment operations
Net investment income (loss) (d)	$0.43	$0.39	$0.46	$0.36	$0.28
Net realized and unrealized gain (loss)	0.46	7.72	3.02	(3.18)	8.76
Total from investment operations	$0.89	$8.11	$3.48	$(2.82)	$9.04
Less distributions declared to shareholders
From net investment income	$(0.38)	$(0.45)	$(0.45)	$(0.36)	$(0.26)
From net realized gain	(3.07)	(0.43)	(1.04)	(1.51)	—
Total distributions declared to shareholders	$(3.45)	$(0.88)	$(1.49)	$(1.87)	$(0.26)
Net asset value, end of period (x)	$32.44	$35.00	$27.77	$25.78	$30.47
Total return (%) (r)(s)(t)(x)	2.60	29.91	13.51	(10.26)	41.92
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.74	0.75	0.75	0.75	0.77
Expenses after expense reductions	0.72	0.74	0.74	0.74	0.76
Net investment income (loss)	1.34	1.28	1.62	1.19	1.00
Portfolio turnover rate	24	27	19	17	19
Net assets at end of period (000 omitted)	$283,229	$364,789	$345,645	$533,949	$607,641

See Notes to Financial Statements

MFS Mid Cap Value Fund
Financial Highlights - continued
Class R6	Year ended
	9/30/25	9/30/24	9/30/23	9/30/22	9/30/21
Net asset value, beginning of period	$35.96	$28.51	$26.44	$31.20	$22.20
Income (loss) from investment operations
Net investment income (loss) (d)	$0.48	$0.44	$0.50	$0.40	$0.33
Net realized and unrealized gain (loss)	0.48	7.93	3.10	(3.25)	8.96
Total from investment operations	$0.96	$8.37	$3.60	$(2.85)	$9.29
Less distributions declared to shareholders
From net investment income	$(0.42)	$(0.49)	$(0.49)	$(0.40)	$(0.29)
From net realized gain	(3.07)	(0.43)	(1.04)	(1.51)	—
Total distributions declared to shareholders	$(3.49)	$(0.92)	$(1.53)	$(1.91)	$(0.29)
Net asset value, end of period (x)	$33.43	$35.96	$28.51	$26.44	$31.20
Total return (%) (r)(s)(t)(x)	2.74	30.08	13.61	(10.14)	42.14
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.62	0.63	0.63	0.63	0.64
Expenses after expense reductions	0.61	0.62	0.62	0.62	0.63
Net investment income (loss)	1.47	1.39	1.73	1.31	1.13
Portfolio turnover rate	24	27	19	17	19
Net assets at end of period (000 omitted)	$9,143,782	$9,859,844	$8,257,838	$7,498,359	$8,659,522

(d)	Per share data is based on average shares outstanding.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01 and total return or ratio was less than 0.01%, as applicable.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

MFS Mid Cap Value Fund
Notes to Financial Statements
(1) Business and Organization
MFS Mid Cap Value Fund (the fund) is a diversified series of MFS Series Trust XI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by

MFS Mid Cap Value Fund
Notes to Financial Statements  - continued
events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2025 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$16,774,722,721	$—	$—	$16,774,722,721
Investment Companies	312,755,584	—	—	312,755,584
Total	$17,087,478,305	$—	$—	$17,087,478,305
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, Goldman Sachs Agency Lending, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At September 30, 2025, there were no securities on loan or collateral outstanding.

MFS Mid Cap Value Fund
Notes to Financial Statements  - continued
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals, treating a portion of the proceeds from redemptions as a distribution for tax purposes, and redemptions in-kind.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 9/30/25	Year ended 9/30/24
Ordinary income (including any short-term capital gains)	$304,060,787	$238,005,762
Long-term capital gains	1,409,004,901	224,545,496
Total distributions	$1,713,065,688	$462,551,258
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 9/30/25
Cost of investments	$12,976,803,254
Gross appreciation	5,024,066,195
Gross depreciation	(913,391,144)
Net unrealized appreciation (depreciation)	$4,110,675,051
Undistributed ordinary income	182,136,157
Undistributed long-term capital gain	976,415,818
Other temporary differences	49,336
Total distributable earnings (loss)	$5,269,276,362
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees.  The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class.  The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net

MFS Mid Cap Value Fund
Notes to Financial Statements  - continued
assets of each class.  Dividends are declared separately for each class.  Differences in per share dividend rates are generally due to differences in separate class expenses.  Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 9/30/25	Year ended 9/30/24
Class A	$202,574,867	$50,173,334
Class B	328,709	105,150
Class C	7,184,384	1,719,337
Class I	432,450,754	109,692,703
Class R1	853,066	186,415
Class R2	5,071,915	1,414,854
Class R3	89,302,502	22,209,637
Class R4	35,350,323	10,846,993
Class R6	939,949,168	266,202,835
Total	$1,713,065,688	$462,551,258
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.75%
In excess of $1 billion and up to $2.5 billion	0.70%
In excess of $2.5 billion and up to $5 billion	0.65%
In excess of $5 billion and up to $10 billion	0.60%
In excess of $10 billion and up to $20 billion	0.55%
In excess of $20 billion	0.50%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until January 31, 2026. For the year ended September 30, 2025, this management fee reduction amounted to $2,385,926, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended September 30, 2025 was equivalent to an annual effective rate of 0.59% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $246,518 for the year ended September 30, 2025, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.

MFS Mid Cap Value Fund
Notes to Financial Statements  - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$5,042,084
Class B	0.75%	0.25%	1.00%	1.00%	25,272
Class C	0.75%	0.25%	1.00%	1.00%	671,000
Class R1	0.75%	0.25%	1.00%	1.00%	81,396
Class R2	0.25%	0.25%	0.50%	0.50%	241,742
Class R3	—	0.25%	0.25%	0.25%	2,102,345
Total Distribution and Service Fees					$8,163,839
(d)
 In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)
 The annual effective rates represent actual fees incurred under the distribution plan for the year ended September 30, 2025 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the year ended September 30, 2025, this rebate amounted to $526, $1, and $156 for Class A, Class C, and Class R2 shares, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended September 30, 2025, were as follows:
Amount
Class A	$22,519
Class B	47
Class C	4,567
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended September 30, 2025, the fee was $436,200, which equated to 0.0025% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended September 30, 2025, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $9,310,137.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended September 30, 2025 was equivalent to an annual effective rate of 0.0034% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
MFS purchased or redeemed fund shares on the dates indicated:

MFS Mid Cap Value Fund
Notes to Financial Statements  - continued
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class B	6	$178
8/19/2024	Redemption	Class I	4	151
8/19/2024	Redemption	Class R1	3	105
8/19/2024	Redemption	Class R2	4	125
8/19/2024	Redemption	Class R3	4	122
8/19/2024	Redemption	Class R4	4	129
During the year ended September 30, 2025, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”) and relevant guidance, the fund engaged in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $8,063,600 and $17,144,572, respectively. The sales transactions resulted in net realized gains (losses) of $4,876,995.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the year ended September 30, 2025, this reimbursement amounted to $358,446, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the year ended September 30, 2025, purchases and sales of investments, other than than in-kind transactions and short-term obligations, aggregated $4,003,994,591 and $4,970,747,593, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 9/30/25		Year ended 9/30/24
	Shares	Amount	Shares	Amount
Shares sold
Class A	8,074,314	$253,368,441	7,257,177	$222,987,144
Class B	181	5,587	114	3,292
Class C	250,553	7,334,615	395,427	11,259,567
Class I	44,508,250	1,442,284,098	26,805,481	851,732,664
Class R1	29,395	827,124	41,167	1,141,916
Class R2	258,307	8,042,863	265,055	7,893,456
Class R3	7,880,457	247,572,985	6,366,966	191,416,953
Class R4	1,655,964	53,124,895	1,992,385	61,318,360
Class R6	52,731,636	1,707,956,154	45,310,269	1,436,179,147
	115,389,057	$3,720,516,762	88,434,041	$2,783,932,499
Shares issued to shareholders in reinvestment of distributions
Class A	5,933,593	$190,171,649	1,642,929	$46,922,047
Class B	10,965	328,524	3,871	103,898
Class C	225,175	6,662,915	60,868	1,617,262
Class I	12,307,825	407,881,317	3,500,008	103,040,221
Class R1	29,538	853,066	7,170	186,415
Class R2	159,889	4,980,528	49,806	1,386,599
Class R3	2,802,087	89,302,502	781,414	22,207,777
Class R4	1,031,233	33,257,278	359,970	10,338,333
Class R6	25,562,981	848,690,983	8,142,333	240,035,965
	48,063,286	$1,582,128,762	14,548,369	$425,838,517

MFS Mid Cap Value Fund
Notes to Financial Statements  - continued
	Year ended 9/30/25		Year ended 9/30/24
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(11,561,963)	$(363,417,369)	(10,608,380)	$(325,508,486)
Class B	(81,852)	(2,399,766)	(86,196)	(2,469,337)
Class C	(799,814)	(23,037,699)	(1,144,334)	(32,577,397)
Class I	(40,823,646)	(1,313,414,914)	(34,678,276)	(1,084,360,876)
Class R1	(74,852)	(2,193,934)	(102,939)	(2,821,257)
Class R2	(570,008)	(17,639,560)	(841,839)	(24,408,857)
Class R3	(10,886,418)	(340,420,528)	(5,977,857)	(182,195,411)
Class R4	(4,380,325)	(137,699,069)	(4,376,870)	(136,456,586)
Class R6	(78,940,374)	(2,586,960,803)	(68,897,387)	(2,195,885,296)
	(148,119,252)	$(4,787,183,642)	(126,714,078)	$(3,986,683,503)
Net change
Class A	2,445,944	$80,122,721	(1,708,274)	$(55,599,295)
Class B	(70,706)	(2,065,655)	(82,211)	(2,362,147)
Class C	(324,086)	(9,040,169)	(688,039)	(19,700,568)
Class I	15,992,429	536,750,501	(4,372,787)	(129,587,991)
Class R1	(15,919)	(513,744)	(54,602)	(1,492,926)
Class R2	(151,812)	(4,616,169)	(526,978)	(15,128,802)
Class R3	(203,874)	(3,545,041)	1,170,523	31,429,319
Class R4	(1,693,128)	(51,316,896)	(2,024,515)	(64,799,893)
Class R6	(645,757)	(30,313,666)	(15,444,785)	(519,670,184)
	15,333,091	$515,461,882	(23,731,668)	$(776,912,487)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Fund, the MFS Moderate Allocation Fund, and the MFS Aggressive Growth Allocation Fund were the owners of record of approximately 4%, 3%, and 2%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Conservative Allocation Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2060 Fund, the MFS Lifetime 2065 Fund, and the MFS Lifetime Income Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended September 30, 2025, the fund’s commitment fee and interest expense were $82,235 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

MFS Mid Cap Value Fund
Notes to Financial Statements  - continued
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the year ended September 30, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$303,123,712	$2,628,761,950	$2,619,060,110	$13,614	$(83,582)	$312,755,584

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$11,922,648	$—
(8) Redemptions In-Kind
On September 26, 2025, the fund recorded a redemption in-kind of portfolio securities and cash that was valued at $22,092,668.  The redeeming shareholder generally receives a pro rata share of the securities held by the fund.  The distribution of such securities generated a realized gain of $8,496,034 for the fund, which is included in Net realized gain (loss) in the Statement of Operations. For tax purposes, no gains or losses were recognized with respect to the portfolio securities redeemed in-kind.

MFS Mid Cap Value Fund
Report of Independent Registered Public Accounting Firm
To the Shareholders of MFS Mid Cap Value Fund and the Board of Trustees of MFS Series Trust XI
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of MFS Mid Cap Value Fund (the “Fund”) (one of the funds constituting MFS Series Trust XI (the “Trust”)), including the portfolio of investments, as of September 30, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting MFS Series Trust XI) at September 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
/s/ Ernst & Young LLP
We have served as the auditor of one or more MFS investment companies since 1993.
Boston, Massachusetts
November 13, 2025

MFS Mid Cap Value Fund
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2025 income tax forms in January 2026. The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund designates the maximum amount allowable as qualified dividend income eligible to be taxed at the same rate as long-term capital gain.
The fund designates $1,671,291,000 as capital gain dividends paid during the fiscal year.
For corporate shareholders, 82.72% of the ordinary income dividends paid during the prior calendar year qualify for the corporate dividends received deduction.
The fund designates the maximum amount allowable as Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Mid Cap Value Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Mid Cap Value Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Mid Cap Value Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

MFS Mid Cap Value Fund
Board Review of Investment Advisory Agreement
MFS Mid Cap Value Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2025 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2024 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2024, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Class I shares was in the 2nd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Class I shares was in the 2nd quintile for each of the one- and three-year periods ended December 31, 2024 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

MFS Mid Cap Value Fund
Board Review of Investment Advisory Agreement - continued
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was lower than the Broadridge expense group median and the Fund’s total expense ratio was approximately at the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any.  In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds.  The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion, $2.5 billion, $5 billion, $10 billion and $20 billion.  The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds.  The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2025.

ITEM 12.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 16.  CONTROLS AND PROCEDURES.

  Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

  There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17.  DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the Registrant.

ITEM 19.  EXHIBITS.

  Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Attached hereto as EX-99.COE.

  Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2):  Attached hereto as EX-99.302CERT.

  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

  Change in the registrant's independent public accountant.  Not applicable.

  If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit.  A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  MFS SERIES TRUST XI

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date:   November 13, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date:  November 13, 2025

By (Signature and Title)*

/S/ KASEY L. PHILLIPS

Kasey L. Phillips, Treasurer (Principal Financial Officer and Accounting Officer)

Date:  November 13, 2025

*  Print name and title of each signing officer under his or her signature.